    As filed with the Securities and Exchange Commission on February 14, 2001

                          File Nos. 333-02381/811-08629

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/


                           Pre-Effective Amendment No.                  / /
                         Post-Effective Amendment No. 17                /X/




                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /X/



                                Amendment No. 19                        /X/



                         THE HARTFORD MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (860) 297-6443

                             Kevin J. Carr, Esquire
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105
                     (Name and Address of Agent for Service)

                                    Copy To:

                               David S. Goldstein
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b) of Rule 485
   ---
         on    (Date)      pursuant to paragraph (b) of Rule 485
   ---
         60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
         on    (Date)      pursuant to paragraph (a)(1) of Rule 485
   ---
    X      75 days after filing pursuant to paragraph (a)(2) of Rule 485
   ---
         on    (Date)      pursuant to paragraph (a)(2) of Rule 485
   ---
If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment includes one new prospectus and a revised statement of additional information relating to five new series (Funds) of shares being registered herewith. Each of the five series relates to one of the following Funds: The Hartford Large Cap Value Fund, The Hartford MidCap Value Fund, The Hartford International Capital Appreciation Fund, The Hartford International Small Company Fund and The Hartford Focus Growth Fund. This amendment is to register three classes of shares of each of the five new series. The registrant currently has eighteen other series of shares (each with four classes) registered under the Securities Act of 1933 which are offered through six other prospectuses and two other statements of additional information (dated May 1, 2000 and October 31, 2000) not included in this post-effective amendment. This post-effective amendment is not intended to update or amend the six other prospectuses. The revised statement of additional information herein replaces the two statements of additional information not included herein.

                        THE HARTFORD MUTUAL FUNDS, INC.

                               CLASS A, CLASS B AND CLASS C SHARES

                               PROSPECTUS
                               MAY 1, 2001

AS WITH ALL MUTUAL FUNDS, THE                     LARGE CAP VALUE FUND
SECURITIES AND EXCHANGE COMMISSION                MID CAP VALUE FUND
HAS NOT APPROVED OR DISAPPROVED                   INTERNATIONAL CAPITAL APPRECIATION FUND
THESE SECURITIES OR PASSED UPON                   INTERNATIONAL SMALL COMPANY FUND
THE ADEQUACY OF THIS PROSPECTUS.                  FOCUS GROWTH FUND
ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                               THE HARTFORD MUTUAL FUNDS, INC.
                               P.O. BOX 219054
                               KANSAS CITY, MO 64121-9054

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

INTRODUCTION
--------------------------------------------------------------------------------

The Hartford Mutual Funds, Inc. is a family of twenty-three mutual funds, each with its own investment strategy and risk/reward profile. This prospectus relates to the Class A, B and C shares of the Large Cap Value Fund, Mid Cap Value Fund, International Capital Appreciation Fund, International Small Company Fund and Focus Growth Fund. Each of the funds is a diversified fund. Information on each fund, including risk factors for investing in non-diversified versus diversified funds, can be found on the pages following this introduction.

The investment manager to each fund is Hartford Investment Financial Services Company ("HIFSCO"). The day-to-day portfolio management of the funds is provided by an investment sub-adviser -- Wellington Management Company, LLP ("Wellington Management"). Information regarding HIFSCO and Wellington Management is included under "Management of the Funds" in this prospectus.

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

CONTENTS
--------------------------------------------------------------------------------

A summary of each fund's goals,               The Hartford Large Cap Value Fund                             2
strategies, risks, performance and            The Hartford Mid Cap Value Fund                               4
expenses.                                     The Hartford International Capital Appreciation Fund          6
                                              The Hartford International Small Company Fund                 8
                                              The Hartford Focus Growth Fund                               10
Description of other investment               Other investment strategies and investment risks             12
strategies and investment risks.
Investment manager and management             Management of the funds                                      14
fee information.
Information on your account.                  About your account                                           15
                                              Choosing a share class                                       15
                                              How sales charges are calculated                             15
                                              Sales charge reductions and waivers                          16
                                              Opening an account                                           17
                                              Buying shares                                                18
                                              Selling shares                                               19
                                              Selling shares in writing                                    20
                                              Transaction policies                                         21
Further information on the funds.             Additional share classes                                     24
                                              Financial highlights                                         24
                                              For more information                                 back cover

THE HARTFORD MUTUAL FUNDS, INC.                                                1

THE HARTFORD LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Large Cap Value Fund seeks long-term total return.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations above $2 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers.

The fund's investment approach is based on the fundamental analysis of companies with large market capitalization and estimated below-average price-to-earnings ratio. Fundamental analysis involves the assessment of company-specific factors such as its business environment, management, balance sheet, income statement, cash flow, anticipated earnings, hidden or undervalued assets, dividends, and other related measures of value. The typical purchase candidate may be characterized as an overlooked or misunderstood company with sound fundamentals. Holdings are frequently in viable, growing businesses with good financial strength in industries that are currently out of favor and under-researched by institutions, but provide the potential for above-average total returns and which sell at estimated below-average price-to-earnings multiples. Portfolio construction is driven primarily by security selection. Market timing is not employed, and limited consideration is given to macroeconomic analysis in establishing sector and industry weightings. This process of stock selection is sometimes referred to as a "bottom-up" process and frequently leads to contrarian industry weightings.

The annual portfolio turnover rate is expected to be less than     %.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment. The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, misunderstood or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 2                                               THE HARTFORD MUTUAL FUNDS, INC.

                                               THE HARTFORD LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGEMENT
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of analysts that
                                                 specialize in value oriented
                                                 investing led by John R. Ryan.
                                                 John R. Ryan
                                                   - Senior Vice President and
                                                     Managing Partner of
                                                     Wellington Management
                                                   - Joined Wellington
                                                     Management in 1981
                                                   - Investment professional
                                                     since 1981

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of
   offering price
   Maximum load imposed on purchases as a
   percentage of offering price
   Maximum deferred sales charge (load)
   Exchange fees
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees
   Distribution and service (12b-1) fees(1)
   Other expenses
   Total annual operating expenses
   Fee waiver
   Net expenses(1)(2)

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average daily net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35% (of average daily net assets on an annual basis), respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

You would pay the following expenses if you did not redeem your shares:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

THE HARTFORD MUTUAL FUNDS, INC.                                                3

THE HARTFORD MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford MidCap Value Fund seeks long-term capital appreciation.

INVESTMENT STRATEGY.  Under normal
circumstances, the fund invests at least 80% of its total assets in equity securities of companies with market capitalizations below $20 billion. The fund may invest up to 20% of its total assets in securities of foreign issuers.

The fund's investment strategy employs a contrarian approach to stock selection, favoring securities that appear to be misunderstood or undervalued in the marketplace. The approach demands an emphasis on extensive research to identify stocks of companies whose fundamentals are not adequately reflected in the market price of their securities. Valuation techniques are a key component of the fund's investment approach. A stock's value is evaluated on three primary criteria: its issuer's earnings power, growth potential and normalized price-to-earnings ratio. Stocks are selected whose issuers have the most compelling blend of the following attributes:

    -  high fundamental investment value

    -  strong management team

    -  strong industry position

The annual portfolio turnover rate is expected to be less than     %.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Because the fund concentrates on mid-sized companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. You could lose money as a result of your investment.

Equity securities of mid-sized companies may be more risky than those of larger companies. These companies may be young and have more limited operating or business history. Because these businesses frequently rely on narrower product lines and niche markets, they can suffer from isolated business setbacks.

Following a value orientation towards selecting securities entails special risks, particularly when used as part of a "contrarian" approach to evaluating issuers. Overlooked, misunderstood or otherwise undervalued securities entail a significant risk of never attaining higher value. For a variety of reasons, many undervalued companies never realize their potential and the market value of their equity securities remains low. In addition, even when undervalued companies realize their potential as economic enterprises, the market value of their securities may not reflect their success.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 4                                               THE HARTFORD MUTUAL FUNDS, INC.

                                                 THE HARTFORD MID CAP VALUE FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 The fund is managed by
                                                 Wellington Management using a
                                                 team of analysts that
                                                 specialize in value oriented
                                                 investing led by James N.
                                                 Mordy.
                                                 PORTFOLIO MANAGEMENT
                                                 John N. Mordy
                                                   - Senior Vice President of
                                                     Wellington Management
                                                   - Joined Wellington
                                                  Management in 1985
                                                   - Investment professional
                                                     since 1985

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of
   offering price
   Maximum load imposed on purchases as a
   percentage of offering price
   Maximum deferred sales charge (load)
   Exchange fees
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees
   Distribution and service (12b-1) fees(1)
   Other expenses
   Total annual operating expenses
   Fee waiver
   Net expenses(1)(2)

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average daily net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% (of average daily net assets on an annual basis) and 2.35%, respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

You would pay the following expenses if you did not redeem your shares:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

THE HARTFORD MUTUAL FUNDS, INC.                                                5

THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Capital Appreciation Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities. Under normal circumstances, the fund diversifies its investments among at least five countries. Although some consideration is given to ensuring country diversification, allocation of investments among countries is primarily the result of sector and security selection. The fund may invest up to 25% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment strategy is to invest in high quality growth companies in various sectors around the world. The fund's investment approach is two-tiered:
"top-down" analysis and "bottom-up" security selection. Macroeconomic data are examined to identify sectors and industries that are expected to grow faster than average over the next twelve to eighteen months. In addition, long-term, broad themes are identified that are based on demographic trends, technological changes, and political and social developments around the world. Through "bottom-up" security selection, the portfolio manager identifies high quality, large capitalization and mid capitalization growth companies. The key characteristics of high quality growth companies are:

    - strong earnings and revenue growth or the potential for strong earnings and revenue growth

    - good management teams

    - strong balance sheets

    - attractive relative valuations within a global or regional market or the security's primary trading market

The fund does not generally hedge its foreign currency exposure. The annual
portfolio turnover rate is expected to be less than     %.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. You could lose money as a result of your investment.

The fund's focus on large capitalization and mid-capitalization growth companies significantly influences its performance. Large and mid-capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on small capitalization stocks. Likewise, the securities of growth oriented companies can fall out of favor with the market with the same results. An investment in the fund entails substantial market risk.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse. The foregoing risks are greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails significant financial risk related to such companies.

 6                                               THE HARTFORD MUTUAL FUNDS, INC.

                            THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Andrew S. Offit
                                                   - Senior Vice President of
                                                     Wellington Management
                                                   - Joined Wellington
                                                     Management in 1997
                                                   - Investment professional
                                                     since 1987

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of
   offering price
   Maximum load imposed on purchases as a
   percentage of offering price
   Maximum deferred sales charge (load)
   Exchange fees
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees
   Distribution and service (12b-1) fees(1)
   Other expenses
   Total annual operating expenses
   Fee waiver
   Net expenses(1)(2)

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average daily net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% (of average daily net assets on an annual basis) and 2.35%, respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

You would pay the following expenses if you did not redeem your shares:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

THE HARTFORD MUTUAL FUNDS, INC.                                                7

THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford International Small Company Fund seeks capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in equity securities of foreign issuers, including non-dollar securities, with market capitalizations of under $10 billion. Under normal circumstances, the fund diversifies its investments among at least ten countries. The fund may invest up to 15% of its total assets in non-investment grade debt securities and 15% of its total assets in securities of issuers in countries with emerging economies or emerging securities markets.

The fund's investment approach is to invest in high quality growth companies and special situations in foreign equity markets. Wellington Management Company uses its proprietary global research capabilities to identify stocks that have significant appreciation potential. Wellington Management takes a local-regional approach to research and stock selection using a number of different sources to identify purchase candidates including the firm's proprietary research, quantitative screens, and company and local referrals. The sources used depend greatly on the region and industry. Macroanalysis is also an important input to the investment approach. Long-term investment themes based on macroanalytical factors, along with cost of capital and liquidity forecasts, are important in targeting research efforts.

A candidate for purchase in the portfolio is subjected to extensive fundamental analysis to include review of the following factors:

    -  a well-articulated business plan

    -  experienced management

    -  a sustainable competitive advantage

    -  strong financial characteristics

In addition, valuation analysis is used to include discounted cash flow if appropriate, along with relevant industry valuations, comparing the results to a global and local peer group of companies. Candidate companies that compare favorably with the fundamentals, growth and valuation characteristics of peers are strong candidates for the portfolio. In implementing purchase decisions, consideration is given to size, liquidity and volatility. Sell decisions are based on changing fundamentals or valuations, or on finding better opportunities for the portfolio. Industry weights are likely to favor sectors in which smaller companies have long-term competitive advantages or are expected to benefit from extended growth opportunities.

The annual portfolio turnover rate is expected to be less than     %.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment may go down in response to overall stock market movements and trends. Because the fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies. Small company stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on other types of stocks. You could lose money as a result of your investment.

Stocks of smaller companies may be more risky than stocks of larger companies. Many of these companies are young and have limited operating or business history. Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. The foregoing risks are even greater with respect to securities of issuers in countries with emerging economies or emerging securities markets.

Wellington Management's investment strategy will significantly influence the fund's performance. If Wellington's strategy for selecting individual securities does not produce the desired results, the fund could underperform its peers or lose money.

 8                                               THE HARTFORD MUTUAL FUNDS, INC.

                                   THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Edward L. Makin
                                                   - Vice President of
                                                     Wellington Management
                                                   - Joined Wellington
                                                     Management in 1994
                                                   - Investment professional
                                                     since 1987

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of
   offering price
   Maximum load imposed on purchases as a
   percentage of offering price
   Maximum deferred sales charge (load)
   Exchange fees
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees
   Distribution and service (12b-1) fees(1)
   Other expenses
   Total annual operating expenses
   Fee waiver
   Net expenses(1)(2)

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average daily net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35% (of average daily net assets on an annual basis), respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

You would pay the following expenses if you did not redeem your shares:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

THE HARTFORD MUTUAL FUNDS, INC.                                                9

THE HARTFORD FOCUS GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL. The Hartford Focus Growth Fund seeks maximum long-term capital appreciation.

INVESTMENT STRATEGY. Under normal circumstances, the fund invests at least 80% of its total assets in large capitalization and blue chip equity securities representing major sectors of the U.S. economy. The fund's holdings emphasize securities of growth oriented companies with market capitalization in excess of $5 billion. The fund may invest up to 20% of its total assets in the securities of foreign issuers, including non-dollar securities.

Wellington Management uses a two-phase investment strategy in managing the fund. Using what is sometimes called a "top down" approach, Wellington Management analyzes the general economic and investment environment by evaluating such things as economic conditions, U.S. fiscal and monetary policy, demographic trends and investor sentiment. Through this process Wellington Management tries to anticipate trends and changes in various markets and in the overall economy to identify industries and sectors that will outperform the U.S. economy.

The "top down" analysis is followed by what is often called a "bottom up" approach, which is the use of fundamental (qualitative) analysis to select specific securities from industries and sectors identified in the top down analysis. Fundamental analysis involves the assessment of company-specific factors such as business environment, management quality, balance sheet, income statement, revenues, anticipated earnings and other related measures or indicators of value.

The key characteristics of growth companies favored by the Fund include:

    -  Accelerating earnings and earnings per share growth

    -  A strong balance sheet combined with a high return on equity

    -  Unrecognized or undervalued assets

    -  A strong management team

    -  A leadership position in the industry

The fund's portfolio is concentrated and typically holds [20-40] stocks. Position sizes typically range from 2-6% of total assets with a maximum position size of 10% of total assets at time of purchase. Concentration in sectors will exist and could be large, but the portfolio typically will have representation in a majority of the broad industry sectors. Turnover will be high, generally around 200%.

--------------------------------------------------------------------------------

MAIN RISKS. As with most equity funds, the value of your investment in the fund may go down in response to overall stock market movements and trends. You could lose money as a result of your investment.

The fund's focus on large capitalization companies significantly influences its performance. Large capitalization stocks as a group can fall out of favor with the market causing the fund to perform more poorly than funds that focus on medium or small capitalization stocks. [In addition, because the fund is non-diversified and therefore may take larger positions in individual issuers than most mutual funds, the fund may have greater market fluctuation and price volatility than a fund that maintains a more broadly diversified portfolio.] An investment in the fund therefore entails substantial market risk.

Wellington Management's strategy of combining top down and bottom up approaches also has a significant impact on the fund's performance. If the strategy does not produce the desired results, the fund could underperform its peers or lose money. In particular, the fund's success in achieving its goal is highly dependent on Wellington Management's successful reliance on the top down, bottom up strategy and fundamental analysis of the prospects of particular companies. Therefore, an investment in the fund also entails substantial financial risk related to such companies.

Foreign investments may be more risky than domestic investments. Investments in securities of foreign issuers and non-dollar securities may be affected by fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax law changes to governmental collapse.

 10                                              THE HARTFORD MUTUAL FUNDS, INC.

                                                  THE HARTFORD FOCUS GROWTH FUND
--------------------------------------------------------------------------------

                                                 SUB-ADVISER
                                                 Wellington Management
                                                 PORTFOLIO MANAGER
                                                 Andrew J. Shilling
                                                   - Vice President of
                                                     Wellington Management
                                                   - Joined Wellington
                                                     Management in 1994
                                                   - Investment professional
                                                     since 1990

PAST PERFORMANCE. Because the fund has been in operation for less than one year no performance history has been provided.

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                    CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) as a percentage of
   offering price
   Maximum load imposed on purchases as a
   percentage of offering price
   Maximum deferred sales charge (load)
   Exchange fees
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's
   assets)
   Management fees
   Distribution and service (12b-1) fees(1)
   Other expenses
   Total annual operating expenses
   Fee waiver
   Net expenses(1)(2)

(1) Although the Rule 12b-1 fee for Class A shares is
    0.35% of average daily net assets, the Fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the Fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35% (of average daily net assets on an annual basis) respectively, through at least
    February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

You would pay the following expenses if you did not redeem your shares:

EXPENSES                                                CLASS A   CLASS B   CLASS C
   Year 1
   Year 3

THE HARTFORD MUTUAL FUNDS, INC.                                               11

OTHER INVESTMENT STRATEGIES AND INVESTMENT RISKS
--------------------------------------------------------------------------------

 INVESTMENT RISKS GENERALLY

There is no assurance that a fund will achieve its investment objective or objectives, and investors should not consider any one fund alone to be a complete investment program. As with all mutual funds, there is a risk that an investor could lose money by investing in a fund.

The different types of securities, investments, and investment techniques used by each fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and an investment in any stock is subject to the risk that the stock market as a whole may decline, thereby depressing the stock's price (market risk), or the risk that the price of a particular issuer's stock may decline due to its financial results (financial risk). With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument (credit risk, a type of financial risk). In addition, the value of debt instruments and other income-bearing securities generally rises and falls inversely with prevailing current interest rates (interest rate risk, a type of market risk). As described below, an investment in certain of the funds entails special additional risks as a result of their ability to invest a substantial portion of their assets in foreign investments.

 USE OF MONEY MARKET INVESTMENTS  FOR TEMPORARY DEFENSIVE PURPOSES

From time to time, as part of its principal investment strategy, each fund may invest some or all of its assets in high quality money market securities for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent a fund is in a defensive position, the fund may lose the benefit of upswings and limit its ability to meet its investment objective.

 USE OF OPTIONS, FUTURES AND  OTHER DERIVATIVES

Although not a principal investment strategy, each fund may purchase and sell options, enter into futures contracts or utilize other derivative contracts and derivative securities with respect to stocks, bonds, groups of securities (such as financial indices), foreign currencies or interest rates. These techniques permit a fund to gain exposure to a particular security, group of securities, interest rate or index, and thereby have the potential to earn returns that are similar to those which would be earned by direct investments in those securities or instruments.

These techniques are also used to manage risk by hedging a fund's portfolio investments. Hedging techniques may not always be available to the funds; and it may not always be feasible for a fund to use hedging techniques even when they are available.

Derivatives have risks, however. If the issuer of the derivative instrument does not pay the amount due, a fund could lose money on the instrument. In addition, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the manager expected. As a result, the use of these techniques may result in losses to a fund or increase volatility in a fund's performance.

 FOREIGN INVESTMENTS

Investments in the securities of foreign issuers or investments in non-dollar securities involve significant risks that are not typically associated with investing in U.S. dollar-denominated securities or securities of domestic issuers. Such investments may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets (and other securities markets) may have substantially less volume than, for example, the New York Stock Exchange (or other domestic markets) and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions. The inability of a Fund to make intended investments due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of portfolio securities or other investments due to settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio investment or, if the Fund has entered into a contract to sell the investment, could result in possible liability to the purchaser.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies, and there may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or

 12                                              THE HARTFORD MUTUAL FUNDS, INC.

interest payments, limitations on the removal of cash or other assets of the fund, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

 FOREIGN INVESTMENTS AND EMERGING  MARKETS

The securities markets of Asian, Latin American, Eastern European, African and other emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries. Further, investment in equity securities of issuers located in Russia and certain other emerging countries involves risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. These risks are not normally associated with investments in more developed countries.

 SMALL CAPITALIZATION COMPANIES

Historically, small market capitalization stocks and stocks of recently organized companies have been more volatile in price than the larger market capitalization stocks often included in the S&P 500 Index. As a result, investing in the securities of such companies involves greater risk and the possibility of greater portfolio price volatility. Among the reasons for the greater price volatility of these small company and unseasoned stocks are the less certain growth prospects of smaller firms and the lower degree of liquidity in the markets for such stocks. Small company stocks are thinly traded and may have to be sold at a discount from current market prices or sold in small lots over an extended period of time. Small companies also often have limited product lines, markets or financial resources; may depend on or use a few key personnel for management; and may be susceptible to losses and risks of bankruptcy. The transaction costs associated with small company stocks are often higher than those of larger capitalization companies.

 ABOUT EACH FUND'S INVESTMENT GOAL

Each fund's investment goal may be changed without approval of the shareholders of the fund. A fund may not be able to achieve its goal.

 TAX CONSEQUENCES OF PORTFOLIO  TRADING PRACTICES

At times each fund may engage in short-term trading, which could produce higher brokerage expenses for a fund and higher taxable distributions to the fund's shareholders. The funds are not managed to achieve a particular tax result for shareholders. Shareholders should consult their own tax adviser for individual tax advice.

 ADDITIONAL INVESTMENT STRATEGIES  AND RISKS

Each fund may invest in various securities and engage in various investment techniques which are not the principal focus of the fund and therefore are not described in this prospectus. These securities and techniques, together with their risks are discussed in the funds' Statement of Additional Information which may be obtained free of charge by contacting the fund (see back cover for address and phone number).

THE HARTFORD MUTUAL FUNDS, INC.                                               13

 TERMS USED IN THIS PROSPECTUS

Equity Securities: Equity Securities include common stock, preferred stock, securities convertible into common stock and warrants or rights to acquire common stock.

Foreign Issuers: (1) Companies organized outside the United States, (2) companies whose securities are principally traded outside the United States, and
(3) foreign governments and agencies or instrumentalities of foreign governments.

Non-Dollar Securities: Securities denominated or quoted in foreign currency or paying income in foreign currency.

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

 THE INVESTMENT MANAGER

Hartford Investment Financial Services Company ("HIFSCO") is the investment manager to each fund. HIFSCO is a wholly-owned indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), a Connecticut financial services company with over $[ ] billion in assets. As of December 31, 2000 HIFSCO had over $ billion in assets under management. HIFSCO is responsible for the management of each fund and supervises the activities of the investment sub-adviser described below. HIFSCO is principally located at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

 THE INVESTMENT SUB-ADVISER

Wellington Management is the investment sub-adviser to the Large Cap Value Fund, Mid Cap Value Fund, International Capital Appreciation Fund, International Small Company Fund and Focus Growth Fund. Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000 Wellington Management had investment management authority over approximately $[ ] billion in assets. Wellington Management is principally located at 75 State Street, Boston, Massachusetts 02109.

 MANAGEMENT FEES

Each fund pays a monthly management fee to HIFSCO based on a stated percentage of the fund's average daily net asset value as follows:

LARGE CAP VALUE FUND, MID CAP VALUE FUND,
INTERNATIONAL CAPITAL APPRECIATION FUND, INTERNATIONAL
SMALL COMPANY FUND AND FOCUS GROWTH FUND

NET ASSET VALUE                         ANNUAL RATE
---------------                         -----------
First $500,000,000
Next $500,000,000
Amount Over $1 Billion

 14                                              THE HARTFORD MUTUAL FUNDS, INC.

ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

 CHOOSING A SHARE CLASS

Each share class has its own cost structure, allowing you to choose the one that best meets your needs. Your financial representative can help you decide. For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Each class has adopted a Rule 12b-1 plan which allows the class to pay distribution fees for the sale and distribution of its shares and for providing services to shareholders. Because these fees are paid out of a fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Generally, purchase requests which, when combined with current holdings, for Class B shares in excess of $500,000 or Class C shares in excess of $1,000,000, will be processed as purchases of Class A shares.

 CLASS A

- Front-end sales charges, as described at right.

- Distribution and service (12b-1) fees of 0.35% (currently 0.30% due to contractual waiver by the distributor through at least February 28, 2002).

 CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1.00%.

- A deferred sales charge, as described on the following page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

 CLASS C

- 1% front-end sales charge.

- Distribution and service (12b-1) fees of 1.00%.

- A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

HOW SALES CHARGES ARE CALCULATED

CLASS A sales charges and commissions paid to dealers for the Large Cap Value Fund, Mid Cap Value Fund, International Capital Appreciation Fund, International Small Company Fund and Focus Growth Fund are listed below. The offering price includes the front end sales load.

                                                    DEALER
                       AS A % OF     AS A %     COMMISSION AS
                       OFFERING      OF NET     PERCENTAGE OF
YOUR INVESTMENT          PRICE     INVESTMENT   OFFERING PRICE
Less than $50,000
$ 50,000 -- $99,999
$100,000 -- $249,999
$250,000 -- $499,999
$500,000 -- $999,999
$1 million or more(1)

(1) Investments of $1 million or more in Class A shares may be made with no front-end sales charge. However, there is a contingent deferred sales charge
    (CDSC) of 1% on any shares sold within 18 months of purchase. For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends and distributions. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

The distributor may pay up to the entire amount of the sales commission to particular broker-dealers. The distributor may pay dealers of record commissions on purchases over $1 million an amount of up to 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. This commission schedule may also apply to certain sales of Class A shares made to investors which qualify under any of the last four categories listed under "Waivers for Certain Investors".

CLASS B shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase

THE HARTFORD MUTUAL FUNDS, INC.                                               15
cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     5.00%
2nd year                                     4.00%
3rd year                                     3.00%
4th year                                     3.00%
5th year                                     2.00%
6th year                                     1.00%
After 6 years                                None

CLASS C sales charges for all funds, regardless of the amount that is being purchased are as follows:


 FRONT-END SALES CHARGE

                            DEALER
                          COMMISSION
AS A % OF    AS A % OF   AS PERCENTAGE
OFFERING        NET       OF OFFERING
PRICE        INVESTMENT      PRICE
               1.01%
   1.00%                     1.00%

YEARS AFTER
PURCHASE                                      CDSC
1st year                                     1.00%
After 1 year                                 None

For purposes of Class B and Class C CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month. To determine whether a CDSC applies the fund redeems shares in the following order:
(1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, (3) shares representing an increase over the original purchase cost, and (4) Class B shares held the longest during the six-year period.

Although the funds do not charge a transaction fee, you may be charged a fee by brokers for the purchase or sale of the funds' shares through that broker. This transaction fee is separate from any sales charge that the funds may apply.

The distributor may pay commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and up to 2% of the purchase price of Class C shares purchased through dealers.

 SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of the funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner:

- ACCUMULATION PRIVILEGE -- lets you add the value of any shares of the funds you or members of your family already own to the amount of your next Class A investment for purposes of calculating the sales charge. In addition, if you are a natural person who owns certain annuities or variable life insurance products that are issued by affiliates of The Hartford, the current account value of your contract or policy will be included. The eligible annuity and life insurance products are discussed in the funds' Statement of Additional Information. Participants in retirement plans receive breakpoints at the plan level. You must notify your broker, and your broker must notify the funds, that you are eligible for this privilege each time you make a purchase.

- LETTER OF INTENTION -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- COMBINATION PRIVILEGE -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

CDSC WAIVERS As long as the transfer agent is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

- because of shareholder death or disability,

- because of the death or disability of the grantor of a living trust,

- under reorganization, liquidation, merger or acquisition transactions involving other investment companies, and

- for retirement plans under the following circumstances:

    (1) to return excess contributions,

    (2) hardship withdrawals as defined in the plan,

    (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

    (4) to meet minimum distribution requirements under the Internal Revenue
        Code,

    (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

    (6) after separation from service.

REINSTATEMENT PRIVILEGE If you sell shares of a fund, you may reinvest some or all of the proceeds in the same share class of any fund within 180 days without a sales charge, as long as the transfer agent is notified before you invest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

 16                                              THE HARTFORD MUTUAL FUNDS, INC.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges to the following individuals and institutions:

- selling brokers and their employees and sales representatives,

- financial representatives utilizing fund shares in fee-based investment products under a signed agreement with the funds,

- present or former officers, directors and employees (and their families) of the funds, The Hartford, Wellington Management, the transfer agent, and their affiliates,

- individuals purchasing shares with the proceeds from shares redeemed from another fund complex within the last 60 days on which an initial or contingent deferred sales charge was paid (1% CDSC applies if redeemed within 18 months),

- participants in certain retirement plans not administered by Hartford Life Insurance Company or an affiliate with at least 100 eligible employees or if the total amount invested is $500,000 or more (1% CDSC applies if redeemed within 18 months),

- participants in retirement plans where Hartford Life Insurance Company or an affiliate is the plan administrator, and

- one or more members of a group (including spouses and dependent children) of at least 100 persons engaged, or previously engaged in a common business, profession, civic or charitable endeavor or other activity (1% CDSC applies if redeemed within 18 months).

The 1% CDSCs indicated above also may be waived where the distributor does not compensate the broker for the sale.

CLASS C shares may be purchased without a front-end sales charge when purchased through a broker-dealer that has entered into an agreement with the distributor to waive this charge.

ADDITIONAL COMPENSATION TO BROKERS In addition to the commissions described above, the distributor pays additional compensation to dealers based on a number of factors described in the fund's statement of additional information. This additional compensation is not paid by you.

 OPENING AN ACCOUNT

NOTE FOR RETIREMENT PLAN PARTICIPANTS AND INVESTORS WHOSE SHARES ARE HELD BY FINANCIAL REPRESENTATIVES.

If you hold your shares through a retirement plan or if your shares are held with a financial representative you will need to make transactions through the retirement plan administrator or your financial representative. Some of the services and programs described in this prospectus may not be available or may differ in such circumstances. In addition, some of the funds offered in this prospectus may not be available in your retirement plan. You should check with your retirement plan administrator or financial representative for further details.

1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investment for each fund is as follows:

    - non-retirement accounts: $500

    - retirement accounts: $250

    - Automatic Investment Plans $25 to open; you must invest at least $25 a month

    - subsequent investments: $25

  Minimum investment amounts may be waived for present or former officers, directors and employees and their families of The Hartford, Wellington Management and their affiliates.

3 Complete the appropriate parts of the account application including any privileges desired. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later. If you have questions and you hold the shares through a financial representative or retirement plan, please contact your financial representative or plan administrator. If you hold the shares directly with the fund, please call the transfer agent at the number shown below.

4 Make your initial investment selection. You, your financial representative or plan administrator can initiate any purchase, exchange or sale of shares.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                               17

 BUYING SHARES

                               OPENING AN ACCOUNT                                         ADDING TO AN ACCOUNT

 BY CHECK
                -   Make out a check for the investment amount,             -   Make out a check for the investment amount,
  CHECK ICON        payable to "The Hartford Mutual Funds, Inc."                payable to "The Hartford Mutual Funds, Inc."
                -   Deliver the check and your completed                    -   Fill out the detachable investment slip from
                    application to your financial representative,               an account statement. If no slip is available,
                    plan administrator or mail to the address                   include a note specifying the fund name, your
                    listed below.                                               share class, your account number and the
                                                                                name(s) in which the account is registered.
                                                                            -   Deliver the check and your investment slip or
                                                                                note to your financial representative, plan
                                                                                administrator or mail to the address listed
                                                                                below.
 BY EXCHANGE
                -   Call your financial representative, plan                -   Call your financial representative, plan
EXCHANGE ICON       administrator or the transfer agent at the                  administrator or the transfer agent at the
                    number below to request an exchange. The                    number below to request an exchange. The
                    minimum exchange amount is $500 per fund.                   minimum exchange amount is $500 per fund.
 BY WIRE
                -   Deliver your completed application to your              -   Instruct your bank to wire the amount of your
  WIRE ICON         financial representative, or mail it to the                 investment to:
                    address below.                                              State Street Bank and Trust Company
                                                                                  Account # 9905-205-2
                -   Obtain your account number by calling your                    Routing # 011000028
                    financial representative or the phone number
                    below.                                                      Specify the fund name, your choice of share
                                                                                class, the new account number and the name(s)
                -   Instruct your bank to wire the amount of your               in which the account is registered. Your bank
                    investment to:                                              may charge a fee to wire funds.
                    State Street Bank and Trust Company
                      Account # 9905-205-2
                      Routing # 011000028
                    Specify the fund name, your share class, your
                    account number and the name(s) in which the
                    account is registered. Your bank may charge a
                    fee to wire funds.
 BY PHONE
                -   See "By Wire" and "By Exchange"                         -   Verify that your bank or credit union is a
  PHONE ICON                                                                    member of the Automated Clearing House (ACH)
                                                                                system.
                                                                            -
                                                                                Complete the "Telephone Exchanges and
                                                                                Telephone Redemption" and "Bank Account or
                                                                                Credit Union Information" sections on your
                                                                                account application.
                                                                            -   Call the transfer agent at the number below to
                                                                                verify that these features are in place on
                                                                                your account.
                                                                            -   Tell the transfer agent representative the
                                                                                fund name, your share class, your account
                                                                                number, the name(s) in which the account is
                                                                                registered and the amount of your investment.
To open or add to an account using the Automatic Investment Plan, see "Additional Investor Services".

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 18                                              THE HARTFORD MUTUAL FUNDS, INC.

 SELLING SHARES


 BY LETTER

                -   Write a letter of instruction or complete a power of
 LETTER ICON        attorney indicating the fund name, your share class, your
                    account number, the name(s) in which the account is
                    registered and the dollar value or number of shares you wish
                -   to sell.
                -   Include all signatures and any additional documents that may be required (see next page).
                    Mail the materials to the address below or to your plan
                    administrator.
                -   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your
                    letter of instruction.

 BY PHONE

                -   Restricted to sales of up to $50,000 in any 7-day period.
  PHONE ICON
                - To place your order with a representative, call the transfer agent at the number below between 8 A.M. and 6 P.M. Eastern
                    Time on most business days. Orders received after 4 P.M.
                - Eastern Time will receive the next business day's offering price.
                    For automated service 24 hours a day using your touch-tone phone, call the number below.

 BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

                -   Fill out the "Telephone Exchanges and Telephone Redemption"
  WIRE ICON         and "Bank Account or Credit Union Information" sections of your new account application.
                -
                    Call the transfer agent to verify that the telephone
                    redemption privilege is in place on an account, or to
                -   request the forms to add it to an existing account.
                    Amounts of $1,000 or more will be wired on the next business day. Your bank may charge a fee for this service.
                -   Amounts of less than $1,000 may be sent by EFT or by check.
                    Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this
                    service.
                -   Phone requests are limited to amounts up to $50,000 in a
                    7-day period.

 BY EXCHANGE

                -   Obtain a current prospectus for the fund into which you are
  ARROW ICON        exchanging by calling your financial representative or the transfer agent at the number below.
                -
                    Call your financial representative or the transfer agent to request an exchange.

 BY CHECK -- APPLIES TO MONEY MARKET FUND (CLASS A SHARES ONLY)

                -   Fill out the checkwriting section of the application.
  CHECK ICON
                -   Request checkwriting on your account application.
                -   Verify that the shares to be sold were purchased more than
                    15 days earlier or were purchased by wire.
                -
                    Write a check for any amount over $100.

To sell shares through a systematic withdrawal plan, see "Additional Investor
  Services".

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

THE HARTFORD MUTUAL FUNDS, INC.                                               19

 SELLING SHARES IN WRITING

 BY LETTER
  In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

                -   your address of record has changed within the past 30 days
 LETTER ICON
                -   you are selling more than $50,000 worth of shares
                - you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)
  Please note that a notary public CANNOT provide a signature guarantee. Please check with a representative of your bank or other financial institution about obtaining a signature guarantee.
 REQUIREMENTS FOR WRITTEN REQUESTS BY SELLER
     OWNERS OF INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (CUSTODIAL
     ACCOUNTS FOR MINORS) OR GENERAL PARTNER ACCOUNTS.

                -   Letter of instruction.
                - On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.
                -   Signature guarantee if applicable (see above).
    OWNERS OF CORPORATE OR ASSOCIATION ACCOUNTS.

                -   Letter of instruction.
                - Corporate resolution, certified within the past twelve months.
                - On the letter and the resolution, the signature of the person(s) authorized to sign for the account.
                -   Signature guarantee if applicable (see above).
    OWNERS OR TRUSTEES OF TRUST ACCOUNTS.

                -   Letter of instruction.
                -   On the letter, the signature(s) of the trustee(s).
                - Provide a copy of the trust document certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    JOINT TENANCY SHAREHOLDERS WHOSE CO-TENANTS ARE DECEASED.

                -   Letter of instruction signed by surviving tenant.
                -   Copy of death certificate.
                -   Signature guarantee if applicable (see above).
    EXECUTORS OF SHAREHOLDER ESTATES.

                -   Letter of instruction signed by executor.
                - Copy of order appointing executor, certified within the past twelve months.
                -   Signature guarantee if applicable (see above).
    ADMINISTRATORS, CONSERVATORS, GUARDIANS AND OTHER SELLERS OR ACCOUNT TYPES
    NOT LISTED ABOVE.

                -   Call 1-888-843-7824 for instructions.

                         ADDRESS:                                                   PHONE NUMBER:
              THE HARTFORD MUTUAL FUNDS, INC.                                      1-888-843-7824
                      P.O. BOX 219054
                KANSAS CITY, MO 64121-9054                        OR CONTACT YOUR FINANCIAL REPRESENTATIVE OR PLAN
                                                                   ADMINISTRATOR FOR INSTRUCTIONS AND ASSISTANCE.

 20                                              THE HARTFORD MUTUAL FUNDS, INC.

TRANSACTION POLICIES
--------------------------------------------------------------------------------

 VALUATION OF SHARES

The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange ("NYSE") (typically 4 p.m. Eastern Time). The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class of shares by the number of shares outstanding for that class. The funds use market prices in valuing portfolio securities, but may use fair-value estimates, as determined by HIFSCO under the direction of the Board of Directors, if reliable market prices are unavailable. Fair value pricing may be used by a fund when current market values are unavailable or when an event occurs after the close of the exchange on which the fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Securities of foreign issuers and non-dollar securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. With respect to the funds, short-term investments that will mature in 60 days or less are also valued at amortized cost, which approximates market value.

The fund may invest in securities primarily traded in foreign securities markets. Foreign securities markets may trade on days when the fund does not compute its net asset value or may close (generating closing prices) at times before or after the NYSE. Consequently, the net asset value of the fund and the value of its shares may change on days, or at times, when an investor cannot redeem the fund's shares. Conversely, events affecting the values of securities of foreign issuers and non-dollar securities that occur after the close of regular trading on the NYSE will not be reflected in the fund's net asset value.

 BUY AND SELL PRICES

When you buy shares, you pay the NAV plus any applicable sales charges. When you sell shares, you receive the NAV less any applicable sales charges.

 EXECUTION OF REQUESTS

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is received, if your order is complete (has all required information), by the transfer agent or authorized broker-dealers and third-party administrators.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of redemption proceeds for up to three business days or longer, as allowed by federal securities laws.

 TELEPHONE TRANSACTIONS

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

 EXCHANGES

You may exchange shares of one fund for shares of the same class of any other. The registration for both accounts involved must be identical. You may be subject to tax liability or sales charges as a result of your exchange.

 RIGHT TO REJECT PURCHASE ORDERS/  MARKET TIMING

Purchases and exchanges should be made for investment purposes only. The funds reserve the right to reject or restrict any specific purchase request or to modify or terminate your exchange privileges if a fund determines that you exchange shares more than twice out of the same fund in a 90-day period (excluding automatic programs). The funds also reserve the right to charge an administrative service fee on sales of shares within 90 days of purchase.

 CERTIFICATED SHARES

Shares are electronically recorded and therefore share certificates are not issued.

 SMALL ACCOUNTS  (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action within this time, your fund may close out your account and mail you the proceeds. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

THE HARTFORD MUTUAL FUNDS, INC.                                               21

 SALES IN ADVANCE OF  PURCHASE PAYMENTS

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to 15 business days after the purchase.

 SPECIAL REDEMPTIONS

Although it would not normally do so, each fund has the right to pay the redemption price of shares of the fund in whole or in part in portfolio securities. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The funds, however, always redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable fund during any 90 day period for any one account.

 PAYMENT REQUIREMENTS

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks and made payable to The Hartford Mutual Funds, Inc., or in the case of a retirement account, to the custodian or trustee. You may not purchase shares with a third party check.

If your check does not clear, your purchase will be canceled and you will be liable for any losses or fees that the funds or HIFSCO has incurred.

Certain broker-dealers and financial institutions may enter confirmed purchase orders with the funds on behalf of customers, by phone or other electronic means, with payment to follow within the customary settlement period (generally within three business days). If payment is not received by that time, the order will be canceled and the broker-dealer or financial institution will be held liable for the resulting fees or losses.

 ACCOUNT STATEMENTS, DIVIDENDS AND  FEDERAL INCOME TAXES

ACCOUNT STATEMENTS  In general, you will receive account statements as follows:

- after every transaction (except a dividend or distribution reinvestment) that affects your account balances

- after any changes of name or address of the registered owner(s)

- in all other circumstances, every [calendar] quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement.

If you are a participant in an employer-sponsored retirement plan you will receive statements from your plan administrator.

DIVIDENDS AND DISTRIBUTIONS Each fund intends to distribute substantially all of its net income and capital gains to shareholders at least once a year. Normally, dividends from net investment income of the Global Communications Fund, Global Financial Services Fund, and Growth Fund will be declared and paid annually. Unless shareholders specify otherwise, all dividends and distributions will be automatically reinvested in additional full or fractional shares of each fund.

TAXABILITY OF DIVIDENDS Dividends and distributions you receive from a fund, whether reinvested or taken as cash, are generally taxable. Distributions from a fund's long-term capital gains are taxable as capital gains; distributions from short-term capital gains and income are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December. Tax rates may vary depending on how long a fund investment is held. See your application for distribution options.

The Form 1099 that is mailed to you every January details your dividends and distributions and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF SHARE TRANSACTIONS Unless your shares are held in a qualified retirement account, each sale or exchange of shares, by you is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

 ADDITIONAL INVESTOR SERVICES

ELECTRONIC TRANSFERS THROUGH AUTOMATED CLEARING HOUSE ("ACH") allow you to initiate a purchase or redemption for as little as $100 or as much as $50,000 between your bank account and fund account using the ACH network. Sales charges and initial purchase minimums apply.

AUTOMATIC INVESTMENT PLAN (AIP) lets you set up regular investments from your paycheck or bank account to the fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.

- If you are using AIP to open an account, make out a check ($25 minimum) for your first investment amount payable to "The Hartford Mutual Funds, Inc." Deliver your check and application to your financial representative or the transfer agent.

 22                                              THE HARTFORD MUTUAL FUNDS, INC.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account and that the amount per transaction is $50 or more per fund.

- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

- SPECIFY THE PAYEE(S). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. A signature guarantee is required if the payee is someone other than the registered owner.

- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

- FILL OUT THE RELEVANT PART OF THE ACCOUNT APPLICATION. To add a systematic withdrawal plan to an existing account, contact your financial representative or the transfer agent.

DOLLAR COST AVERAGING PROGRAMS (DCA) let you set up monthly or quarterly exchanges from one fund to the same class of shares of another fund. To establish:

- Fill out the relevant part of the account application.

- Be sure that the amount is for $100 or more.

- Be sure that the accounts involved have identical registrations.

AUTOMATIC DIVIDEND DIVERSIFICATION (ADD) lets you automatically reinvest dividends and capital gains distributions paid by one fund into the same class of another fund. To establish:

- Fill out the relevant portion of the account application.

- Be sure that the accounts involved have identical registrations.

RETIREMENT PLANS The Hartford Mutual Funds, Inc. offer a range of retirement plans, including traditional and Roth IRAs, SIMPLE plans, SEPs and 401(k) plans. Using these plans, you can invest in any fund offered by The Hartford Mutual Funds, Inc. with a low minimum investment of $250. To find out more, call 1-888-843-7824.

THE HARTFORD MUTUAL FUNDS, INC.                                               23

ADDITIONAL SHARE CLASSES
--------------------------------------------------------------------------------

Each fund also offers Class Y shares by a separate prospectus. Class Y shares are available only to the following types of institutional investors: (i) employee benefit or retirement plans which have (a) at least $10 million in plan assets, or (b) 750 or more employees eligible to participate at the time of purchase; (ii) banks and insurance companies or other large institutional investors; (iii) investment companies; and (iv) employee benefit or retirement plans of The Hartford, Wellington Management or broker-dealer wholesalers and their affiliates.

Class Y shares are available to eligible institutional investors at net asset value without the imposition of an initial or deferred sales charge and are not subject to ongoing distribution fees imposed under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The minimum initial investment in Class Y shares is $1,000,000, but this requirement may be waived at the discretion of the fund's officers. The differences in class expenses may affect performance.

The Systematic Withdrawal Plan, Dollar Cost Averaging Plan, Automatic Dividend Diversification Plan and Automatic Investment Plan are not available for Class Y shares.

If you are considering a purchase of Class Y shares of a fund, please call the Transfer Agent at 1-888-843-7824 to obtain information about eligibility.

 FINANCIAL HIGHLIGHTS

The Large Cap Value Fund, Mid Cap Value Fund, International Capital Appreciation Fund, International Small Company Fund and Focus Growth Fund began operations on May 1, 2001. As a result, they have no financial history for prior fiscal years.

 24                                              THE HARTFORD MUTUAL FUNDS, INC.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on the funds:

 ANNUAL/SEMIANNUAL REPORT
 TO SHAREHOLDERS

Additional information on each fund is contained in the financial statements and portfolio holdings in the fund's annual and semi-annual report. In the fund's annual report you will also find a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, and the auditor's report.

 STATEMENT OF ADDITIONAL INFORMATION
 (SAI)

The SAI contains more detailed information on all aspects of the funds.

A current SAI and annual report have been filed with the Securities and Exchange Commission and are incorporated by reference into (which means they are legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report and/or the SAI or for shareholder inquiries, please contact the funds at:

 BY MAIL:

The Hartford Mutual Funds, Inc.
P.O. Box 219054
Kansas City, MO 64121-9054

 BY PHONE:

1-888-843-7824

 ON THE INTERNET:

invest.hartfordlife.com

Or you may view or obtain these documents from the SEC:

 IN PERSON:

at the SEC's Public Reference Room in Washington, DC

Information on the operation of the SEC's public reference room may be obtained by calling 1-202-942-8090.

 BY MAIL:

Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

 ON THE INTERNET OR BY E-MAIL:

Internet:  www.sec.gov

E-Mail:  publicinfo@sec.gov

Requests which are made by e-mail require the payment of a duplicating fee to the SEC to obtain a document.
SEC FILE NUMBER: 811-07589

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  CLASS A, CLASS B, CLASS C AND CLASS Y SHARES

                     THE HARTFORD GLOBAL COMMUNICATIONS FUND
                   THE HARTFORD GLOBAL FINANCIAL SERVICES FUND
                         THE HARTFORD GLOBAL HEALTH FUND
                       THE HARTFORD GLOBAL TECHNOLOGY FUND
                         THE HARTFORD SMALL COMPANY FUND
                     THE HARTFORD CAPITAL APPRECIATION FUND
                            THE HARTFORD MIDCAP FUND
                  THE HARTFORD INTERNATIONAL SMALL COMPANY FUND
              THE HARTFORD INTERNATIONAL CAPITAL APPRECIATION FUND
                  THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND
                        THE HARTFORD GLOBAL LEADERS FUND
                         THE HARTFORD MIDCAP VALUE FUND
                        THE HARTFORD LARGE CAP VALUE FUND
                        THE HARTFORD LARGE CAP FOCUS FUND
                             THE HARTFORD STOCK FUND
                         THE HARTFORD FOCUS GROWTH FUND
                          THE HARTFORD U.S. GROWTH FUND
                       THE HARTFORD GROWTH AND INCOME FUND
                      THE HARTFORD DIVIDEND AND GROWTH FUND
                           THE HARTFORD ADVISERS FUND
                          THE HARTFORD HIGH YIELD FUND
                     THE HARTFORD BOND INCOME STRATEGY FUND
                         THE HARTFORD MONEY MARKET FUND


                                 P.O. Box 219054
                           Kansas City, M0 64121-9054
                                 1-888-843-7824

This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the Company's Class A, Class B and Class C prospectuses and Class Y prospectus. To obtain a free copy of either prospectus send a written request to: The Hartford Mutual Funds, Inc., P.O. Box 219054, Kansas City, MO 64121-9054 or call the number listed above.

Date of Prospectuses: May 1, 2001
Date of Statement of Additional Information: May 1, 2001

TABLE OF CONTENTS                                                                PAGE

GENERAL
INFORMATION.................................................................       3
INVESTMENT OBJECTIVES AND POLICIES..........................................       3
MANAGEMENT OF THE COMPANY...................................................      14
INVESTMENT MANAGEMENT ARRANGEMENTS..........................................      23
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................      30
SHARES OF STOCK.............................................................      32
FUND EXPENSES...............................................................      33
DISTRIBUTION ARRANGEMENTS...................................................      33
DISTRIBUTION FINANCING PLANS................................................      36
DETERMINATION OF NET ASSET VALUE............................................      38
PURCHASE AND REDEMPTION OF SHARES...........................................      39
INVESTMENT PERFORMANCE......................................................      41
TAXES.......................................................................      50
PRINCIPAL UNDERWRITER.......................................................      54
CUSTODIAN...................................................................      54
TRANSFER AGENT SERVICES.....................................................      54
INDEPENDENT PUBLIC ACCOUNTANTS..............................................      54
OTHER INFORMATION...........................................................      55
FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS...............................      55
APPENDIX A..................................................................      56
APPENDIX B..................................................................      59

                             GENERAL INFORMATION

      The Hartford Mutual Funds, Inc. (the "Company") is an open-end management investment company consisting of twenty-three separate investment portfolios or mutual funds (each a "Fund" or together the "Funds"). This SAI relates to all of the Funds. The Company was organized as a Maryland Corporation on March 21, 1996. The Company issues separate series of shares of stock for each Fund representing an fractional undivided interest in that Fund. The Company issues each series of shares in four different classes: Class A, Class B, Class C and Class Y. Class A, B and C shares are offered through one or more prospectuses describing those classes while Class Y shares are offered through one or more other prospectuses describing that class. This SAI relates to all four share classes.

      Hartford Investment Financial Services Company ("HIFSCO") is the investment manager and principal underwriter to each Fund. HIFSCO is an indirect majority owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"), an insurance holding company with over $[ ] billion in assets. In addition, Wellington Management Company LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO(R)") are sub-advisers to certain Funds and provide the day-to-day investment management of the Funds. HIMCO is a wholly-owned subsidiary of The Hartford.

      The Hartford also sponsors a family of mutual funds that are primarily used as investment options for variable annuity contracts and variable life insurance contracts issued by The Hartford and its affiliates and for certain retirement plans. HL Investment Advisors, LLC ("HL Advisors"), an affiliate of The Hartford, is the investment adviser to that family of funds.

                       INVESTMENT OBJECTIVES AND POLICIES

A.    FUNDAMENTAL RESTRICTIONS OF THE FUNDS

      Each Fund has adopted the following fundamental investment restrictions which may not be changed without approval of a majority of the applicable Fund's outstanding voting securities. Under the Investment Company Act of 1940 (the "1940 Act"), and as used in the prospectuses and this SAI, a "majority of the outstanding voting securities" means the approval of the lesser of (1) the holders of 67% or more of the shares of a Fund (or a class of the shares of a Fund) represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund (or class) are present in person or by proxy or
(2) the holders of more than 50% of the outstanding shares of the Fund (or of the class).

      The investment objective and principal investment strategies of each Fund are set forth in the prospectuses. Set forth below are the fundamental investment policies applicable to each Fund followed by the non-fundamental policies applicable to each Fund.

      For purposes of the fundamental investment restrictions, the Funds are divided into two groups: Group A and Group B.

      Group A                                         Group B
      -------                                         -------
Global Health  Fund                             Global Communications Fund
Global Technology  Fund                         Global Financial Services Fund
Capital Appreciation Fund                       Large Cap Focus Fund
Dividend and Growth Fund                        U.S. Growth Fund
Global Leaders Fund                             Large Cap Value Fund
Growth and Income Fund                          MidCap Value Fund
Small Company Fund                              International Capital Appreciation Fund
International Opportunities Fund                International Small Company Fund
MidCap Fund                                     Focus Growth Fund

Stock Fund
Advisers Fund
High Yield Fund
Bond Income Strategy Fund
Money Market Fund

      Each Group A Fund may not:

      1. Issue senior securities.

      2. Borrow money, except from banks and then only if immediately after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act.

      Each Group B Fund may not:

      1. Issue senior securities to the extent such issuance would violate applicable law.

      2. Borrow money, except (a) the Fund may borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 30% of its total assets (including the amount borrowed), (b) the Fund may, to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes, (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, (d) the Fund may purchase securities on margin to the extent permitted by applicable law and (e) the Fund may engage in transactions in mortgage dollar rolls which are accounted for as financings.

      Each Fund may not:

      3. Invest 25% or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any or its agencies or instrumentalities). This restriction does not apply to the Global Health Fund, Global Technology Fund, Global Communications Fund, Global Financial Services Fund, or [Focus Growth Fund].

      4. Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and
(c) loans of cash or securities as permitted by applicable law.

      5. Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting.

      6. Purchase or sell real estate, except that an Fund may (a) acquire or lease office space for its own use, (b) invest in securities of issuers that invest in real estate or interests therein, (e.g. real estate investment trusts)
(c) invest in securities that are secured by real estate or interests therein,
(d) purchase and sell mortgage-related securities, (e) hold and sell real estate acquired by the Fund as a result of the ownership of securities and (f) invest in real estate limited partnerships.

      7. Invest in commodities or commodity contracts, except that the Fund may invest in currency and financial instruments and contracts that are commodities or commodity contracts.

      8. With respect to 75% of a Fund's total assets, except the Global Health Fund, Global Technology Fund, Global Communications Fund and the Global Financial Services Fund [Focus Growth Fund?], purchase securities of an issuer (other than cash, cash items or securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities or authorities), if

      (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

      (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

      Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

B.    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS.

      The following restrictions are designated as non-fundamental and may be changed by the Board of Directors without the approval of shareholders.

      Each Fund may not:

      1. Pledge, mortgage or hypothecate its assets, except to the extent required to secure permitted borrowings. This investment restriction shall not apply to any required segregated account, securities lending arrangements or other assets in escrow and collateral arrangements with respect to margin for futures contracts and related options.

      2. Purchase any securities on margin (except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities). The deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.

      3. Purchase securities while outstanding borrowings exceed 5% of a Fund's total assets.

      4. Sell securities short or maintain a short position except for short sales against the box.

      5. Invest more than 20% of the value of its total assets in the securities of foreign issuers and non-dollar securities. This policy does not apply to the Money Market Fund or to Funds with the words Global or International in their name.

      6. Acquire any security that is not readily marketable if more than 15% of the net assets of the Fund (10% for the Money Market Fund) taken at market value, would be invested in such securities.

      7. Enter into a stock index futures contract (by exercise of any option or otherwise) or acquire any options thereon, if immediately thereafter, the total of the initial margin deposits required with respect to all open futures positions, at the time such positions were established, plus the sum of the premiums paid for all unexpired options on stock index futures contracts would exceed 5% of the value of its total assets.

      If the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

C.    TAX RESTRICTIONS OF THE FUNDS

      Each Fund must:

      1. Maintain its assets so that, at the close of each quarter of its taxable year,

            (a) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer,

            (b) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

C.    MISCELLANEOUS INVESTMENT STRATEGIES AND RISKS

      The investment objective and principal investment strategies for each Fund are discussed in the Fund's prospectuses. A further description of certain investment strategies used by various Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

      MONEY MARKET INSTRUMENTS AND TEMPORARY INVESTMENT STRATEGIES In addition to the Money Market Fund which may hold cash and invest in money market instruments at any time, all other Funds may hold cash and invest in high quality money market instruments under appropriate circumstances as determined by HIMCO or Wellington Management, subject to the overall supervision of HIFSCO. Such Funds may invest up to 100% of their total assets in cash or money market instruments only for temporary defensive purposes.

      Money market instruments include: (1) banker's acceptances; (2) obligations of governments (whether U.S. or foreign) and their agencies and instrumentalities; (3) short-term corporate obligations, including commercial paper, notes, and bonds; (4) other short-term debt obligations; (5) obligations of U.S. banks, foreign branches of U.S. banks (Eurodollars), U.S. branches and agencies of foreign banks (Yankee dollars), and foreign branches of foreign banks; (6) asset-backed securities; and (7) repurchase agreements.

      REPURCHASE AGREEMENTS A repurchase agreement is an agreement by which the seller of a security agrees to repurchase the security sold at a mutually agreed upon time and price. It may also be viewed as the loan of money by a Fund to the seller. The resale price by the Fund would be in excess of the purchase price, reflecting an agreed upon market interest rate.

      Each Fund is permitted to enter into fully collateralized repurchase agreements. The Company's board of directors has delegated to HIMCO and Wellington Management the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements.

      HIMCO or Wellington Management will monitor such transactions to ensure that the value of underlying collateral will be at least equal at all times to the total amount of the repurchase obligation, including the accrued interest. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest.

      REVERSE REPURCHASE AGREEMENTS Each Fund may also enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by a Fund to repurchase the same assets at a later date at a fixed price. Reverse repurchase agreements carry the risk that the market value of the securities which a Fund is obligated to repurchase may decline below the repurchase price. A reverse repurchase agreement is viewed as a collateralized borrowing by a Fund. Borrowing magnifies the potential for gain or loss on the portfolio securities of a Fund and, therefore, increases the possibility of fluctuation in a Fund's net asset value. A Fund will establish a segregated account with the Company's custodian bank in which a Fund will maintain liquid assets equal in value to a Fund's obligations in respect of reverse repurchase agreements.

      DEBT SECURITIES Each Fund is permitted to invest in debt securities including: (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities, (2) non-convertible debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign issuers), (3) asset-backed securities (Global Health Fund, Global Technology Fund, Advisers Fund, High Yield Fund, International Opportunities Fund, Bond Income Strategy Fund and Money Market Fund only), (4) mortgage-related securities, including collateralized mortgage obligations ("CMO's") (Advisers Fund, High Yield Fund and Bond Income Strategy Fund only), and (5) securities issued or guaranteed as to principal or interest by a foreign issuer including supranational entities such as development banks.

      INVESTMENT GRADE DEBT SECURITIES The Money Market Fund is permitted to invest only in high quality, short term instruments as determined by Rule 2a-7 under the 1940 Act. Each of the other Funds is permitted to invest in debt securities rated within the four highest rating categories (e.g., Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P) (or, if unrated, securities of comparable quality as determined by HIMCO or Wellington Management). These securities are generally referred to as "investment grade securities." Each rating category has within it different gradations or sub-categories. If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term. Debt securities carrying the fourth highest rating (e.g., "Baa" by Moody's and "BBB" by S&P), and unrated securities of comparable quality (as determined by HIMCO or Wellington Management) are viewed to have adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories and such securities lack outstanding investment characteristics and do have speculative characteristics.

      HIGH YIELD-HIGH RISK DEBT SECURITIES Each of the Global Health Fund, Global Technology Fund, Capital Appreciation Fund, MidCap Fund, Growth and Income Fund, Dividend and Growth Fund, International Opportunities Fund, Global Leaders Fund, Small Company Fund, Stock Fund, and Advisers Fund is permitted to invest up to 5% of its total assets in fixed income securities rated as low as "C" by Moody's or "CC" by S&P or of comparable quality if not rated. The Bond Income Strategy Fund is permitted to invest up to 30% of its total assets in securities rated in the highest level below investment grade (e.g., "Ba" for Moody's or "BB" by S&P), or if unrated, securities determined to be of comparable quality by HIMCO. Although the High Yield Fund is permitted to invest up to 100% of its total assets in securities rated below investment grade, no more than 10% of total assets will be invested in securities rated below B3 by Moody's or B- by S&P, or if unrated, determined to be of comparable quality by HIMCO. Securities rated below investment grade are commonly referred to as "high yield-high risk debt securities" or "junk bonds". Each rating category has within it different gradations or sub-categories. For instance the "Ba" rating for Moody's includes "Ba3", "Ba2" and "Ba1". Likewise the S&P rating category of "BB" includes "BB+", "BB" and "BB-". If a Fund is authorized to invest in a certain rating category, the Fund is also permitted to invest in any of the sub-categories or gradations within that rating category. Securities in the highest category below investment grade are considered to be of poor standing and predominantly speculative. Descriptions of the debt securities ratings system, including their speculative characteristics attributable to each ratings category, are set forth as an appendix to this SAI. These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held by a Fund with a commensurate effect on the value of a Fund's shares. If a security is downgraded to a rating category which does not qualify for investment, HIMCO or Wellington Management will use its discretion on whether to hold or sell based upon its opinion on the best method to maximize value for shareholders over the long term.

      MORTGAGE-RELATED SECURITIES The mortgage-related securities in which the Advisers Fund, High Yield Fund and Bond Income Strategy Fund may invest include interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as the Funds) by various governmental, government-related and private organizations. These Funds may also invest in similar mortgage-related securities which provide funds for multi-family residences or commercial real estate properties.

      The value of these securities may be significantly affected by interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk.
The yield characteristics of the mortgage securities differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently on mortgage securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally permit prepayment at any time. Evaluating the risks associated with prepayment and determining the rate at which prepayment is influenced by a variety of economic, geographic, demographic, social and other factors including interest rate levels, changes in housing needs, net equity built by mortgagors in the mortgaged properties, job transfers, and unemployment rates. If a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Conversely, if a Fund purchases these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity. Amounts available for reinvestment are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates. Accelerated prepayments on securities purchased by a Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is repaid in full.

      The mortgage securities in which a Fund invests differ from conventional bonds in that principal is paid back over the life of the mortgage securities rather than at maturity. As a result, the holder of the mortgage securities (i.e., a Fund) receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is lower than the rate on the existing mortgage securities. For this reason, mortgage securities are less effective than other types of U.S. Government securities as a means of "locking in" long-term interest rates.

      ASSET-BACKED SECURITIES The Global Health Fund, Global Technology Fund, International Opportunities Fund, Advisers Fund, High Yield Fund, Bond Income Strategy Fund and Money Market Fund may invest in asset-backed securities. The securitization techniques used for asset-backed securities are similar to those used for mortgage-related securities. The collateral for these securities has included home equity loans, automobile and credit card receivables, boat loans, computer leases, airplane leases, mobile home loans, recreational vehicle loans and hospital accounts receivables. These Funds may invest in these and other types of asset-backed securities that may be developed in the future. These securities may be subject to the risk of prepayment or default. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying securities may be limited.

      EQUITY SECURITIES Each Fund except the Bond Income Strategy Fund and High Yield Fund as described below and except the Money Market Fund may invest all or a portion of their assets in equity securities. In addition, these Funds may invest in securities such as bonds, debentures and corporate notes which are convertible into common stock at the option of the holder. The Bond Income Strategy Fund and High Yield Fund may each invest up to 15% of its total assets in preferred stocks, convertible securities, and securities carrying warrants to purchase equity securities. The Bond Income Strategy Fund and High Yield Fund will not invest in common stocks directly, but may retain, for reasonable periods of time, common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

      SMALL CAPITALIZATION SECURITIES All Funds except the Money Market Fund may invest in equity securities (including securities issued in initial public offerings) of companies with market capitalizations within the range represented by the Russell 2000 Index ("Small Capitalization Securities"). Because the issuers of Small Capitalization Securities tend to be smaller or less well-established companies, they may have limited product lines, market share or financial resources, may have less historical data with respect to operations and management and may be more dependent on a limited number of key employees. As a result, Small Capitalization Securities are often less marketable and experience a higher level of price volatility than securities of larger or more well-established companies. Small Capitalization Securities may be more likely to be offered in initial public offerings. Because securities issued in initial public offerings are being offered to the public for the first time, the market for such securities may be inefficient and less liquid.

      FOREIGN ISSUERS AND NON-DOLLAR SECURITIES Foreign issuers include (1) Companies organized outside of the United States, and (2) foreign governments and agencies or instrumentalities of foreign governments. Non-dollar securities are securities denominated or quoted in foreign currency or paying income in foreign currency.

      Many of the HLS Funds are permitted to invest a portion of their assets in securities of foreign issuers and non-dollar securities, including, in the case of permitted equity investments, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or non-U.S. branch of a U.S. bank. ADRs are traded on a U.S. securities exchange, or in an over-the-counter market, and are denominated in U.S. dollars. GDRs are certificates issued globally and evidence a similar ownership arrangement. GDRs are traded on foreign securities exchanges and are denominated in foreign currencies. The value of an ADR or a GDR will fluctuate with the value of the underlying security, will reflect any changes in exchange rates and otherwise will involve risks associated with investing in foreign securities. When selecting securities of foreign issuers and non-dollar securities, HIMCO or Wellington Management will evaluate the economic and political climate and the principal securities markets of the country in which an issuer is located.

      The Small Company, Capital Appreciation, MidCap, Stock, Growth and Income, Dividend and Growth, Advisers, Large Cap Value, Midcap Value, Large Cap Focus, Focus Growth, and [U.S. Growth] Funds may invest up to 20% of their total assets in the securities of foreign issuers and non-dollar securities. The Money Market Fund may invest up to 25% of its total assets (provided such assets are U.S. dollar denominated), the Bond Income Strategy and High Yield Funds are permitted to invest up to 30% of their total assets and the International Opportunities, Global Health, Global Technology, Global Communications, Global Financial Services, International Capital Appreciation, and International Small Company Funds each may invest 100% of their total assets in such securities. Each of the Bond Income Strategy Fund and High Yield Fund may also invest up to 10% of their total assets in non-dollar securities.

      The Global Leaders Fund invests in at least five countries, one of which is the United States, however, the fund has no limit on the amount of assets that must be invested in each country. The Global Health Fund and Global Technology Fund each invest in at least three countries, one of which may be the United States; however, the funds have no limit on the amount of assets that must be invested in each country. Under normal circumstances, the International Capital Appreciation Fund invests in at least five countries; the International Small Company Fund in at least ten. The Global Health Fund and Global Technology Fund may invest in securities denominated in any currency.

      Investing in securities of foreign issuers involves considerations and potential risks not typically associated with investing in obligations issued by U.S. issuers. Less information may be available about foreign issuers compared with U.S. issuers. For example, foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers. In addition, the values of non-dollar securities are affected by changes in currency rates or exchange control regulations, restrictions or prohibition on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in government administration or economic or monetary policy (in the U.S. or outside the U.S.) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies.

      Investing in foreign government debt securities exposes an Fund to the direct or indirect consequences of political, social or economic changes in the developing and emerging countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging countries or the government authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. COUNTRIES such as those in which the Funds may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and unemployment. Some of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

      From time to time, the International Small Company Fund may invest up to 15% of its total assets and each of the International Capital Appreciation Fund, Global Health Fund, Global Technology Fund, Global Leaders Fund and International Opportunities Fund may invest up to 25% of their total assets and each of the High Yield Fund and Bond Fund may invest up to 30% of their total assets in securities of issuers located in countries with emerging economies or securities markets. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices in these markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

      CURRENCY TRANSACTIONS Each Fund, except the Money Market Fund, may engage in currency transactions to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency swaps, exchange-listed and over-the-counter ("OTC") currency futures contracts and options thereon and exchange listed and OTC options on currencies.

      Forward currency contracts involve a privately negotiated obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Currency swaps are agreements to exchange cash flows based on the notional difference between or among two or more currencies. See "Swap Agreements."

      The use of currency transactions to protect the value of a Fund's assets against a decline in the value of a currency does not eliminate potential losses arising from fluctuations in the value of the Fund's underlying securities. Further, the Funds may enter into currency transactions only with counterparties that HIMCO or Wellington Management deems to be creditworthy.

      The Funds may also enter into options and futures contracts relative to foreign currency to hedge against fluctuations in foreign currency rates. See "Options and Futures Contracts" for a discussion of risk factors relating to foreign currency transactions including options and futures contracts related thereto.

      OPTIONS AND FUTURES CONTRACTS In seeking to protect against the effect of changes in equity market values, currency exchange rates or interest rates that are adverse to the present or prospective position of the Funds, for cash flow management, and, to a lesser extent, to enhance returns, each Fund, except the Money Market Fund, may employ certain hedging, income enhancement and risk management techniques, including the purchase and sale of options contracts, futures contracts and options on futures contracts involving equity and debt securities and foreign currencies, aggregates of equity and debt securities, indices of prices of equity and debt securities and other financial indices. A Fund's ability to engage in these practices may be limited by tax considerations and certain other legal considerations.

      A Fund may write covered options and purchase put and call options on individual securities as a partial hedge against an adverse movement in the security and in circumstances consistent with the objective and policies of the Fund. This strategy limits potential capital appreciation in the portfolio securities subject to the put or call option.

      The Funds may also write covered put and call options and purchase put and call options on foreign currencies to hedge against the risk of foreign exchange rate fluctuations on non-dollar securities they hold or intend to purchase. For example, if a Fund enters into a contract to purchase non-dollar securities, it could effectively establish the maximum U.S. dollar cost of the securities by purchasing call options on the appropriate currency. Similarly, if a Fund held non-dollar securities and anticipated a decline in the value of that currency against the U.S. dollar, the Fund could hedge against such a decline by purchasing a put option on the foreign currency involved.

      Aggregates are composites of equity or debt securities that are not tied to a commonly known index. An index is a measure of the value of a group of securities or other interests. An index assigns relative values to the securities included in that index, and the index fluctuates with changes in the market value of those securities. A Fund may purchase put and call options and write covered put and call options on aggregates of equity and debt securities, and may enter into futures contracts and options thereon for the purchase or sale of aggregates of equity and debt securities, indices of equity and debt securities and other financial indices, all for the purpose of protecting against potential changes in the market value of portfolio securities or in interest rates.

      A Fund may only write covered options only. "Covered" means that, so long as a Fund is obligated as the writer of a call option on particular securities or currency, it will own either the underlying securities or currency or an option to purchase the same underlying securities or currency having an expiration date not earlier than the expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will establish or maintain with its custodian for the term of the option, a segregated account consisting of liquid assets having a value equal to the fluctuating market value of the optioned securities or currencies.

      To hedge against fluctuations in currency exchange rates, a Fund may purchase or sell foreign currency futures contracts, and write put and call options and purchase put and call options on such futures contracts. For example, a Fund may use foreign currency futures contracts when it anticipates a general weakening of the foreign currency exchange rate that could adversely affect the market values of the Fund's non-dollar securities holdings. In this case, the sale of futures contracts on the underlying currency may reduce the risk of a reduction in market value caused by foreign currency variations and, by so doing, provide an alternative to the liquidation of securities positions in the Fund and resulting transaction costs. When the Fund anticipates a significant foreign exchange rate increase while intending to invest in a non-dollar security, the Fund may purchase a foreign currency futures contract to hedge or partially hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase of a futures contract would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate that may add additional costs to acquiring the non-dollar security. The Fund similarly may use futures contracts on equity and debt securities to hedge against fluctuations in the value of securities it owns or expects to acquire.

      The Funds also may purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate at limited risk. A Fund may purchase a call option on a foreign currency futures contract to hedge against a rise in the foreign exchange rate while intending to invest in a non-dollar security of the same currency. A Fund may purchase put options on foreign currency futures contracts to hedge against a decline in the foreign exchange rate or the value of its non-dollar securities. A Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of non-dollar securities and in circumstances consistent with a Fund's investment objectives and policies.

      Options on indicies are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, a Fund will be required to deposit and maintain with a custodian liquid assets equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian liquid assets equal in value to the deficiency.

      To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), in each case that are not for "bona fide hedging" purposes (as defined by regulations of the CFTC), the aggregate initial margin and premiums required to establish those positions may not exceed 5% of the Fund's net asset value, after taking into account the unrealized profits and unrealized losses on any such contracts. However, options which are currently exercisable may be excluded in computing the 5% limit.

      Although any one Fund may not employ all or any of the foregoing strategies, its use of options, futures and options thereon and forward currency contracts (as described under "Currency Transactions") would involve certain investment risks and transaction costs to which it might not be subject were such strategies not employed. Such risks include: (1) dependence on the ability of HIMCO or Wellington Management to predict movements in the prices of individual securities, fluctuations in the general securities markets or market sections and movements in interest rates and currency markets, (2) imperfect correlation between movements in the price of the securities or currencies hedged or used for cover, (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Fund invests, (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract, option thereon or forward contract at any particular time, which may affect a Fund's ability to establish or close out a position, (5) possible impediments to effective portfolio management or the ability to meet current obligations caused by the segregation of a large percentage of a Fund's assets to cover its obligations, and (6) the possible need to defer closing out certain options, futures contracts, options thereon and forward contracts in order to continue to qualify as a "regulated investment company" for tax purposes. In the event that the anticipated change in the price of the securities or currencies that are the subject of such a strategy does not occur, a Fund may have been in a better position had it not used such a strategy.

      SWAP AGREEMENTS Each Fund, except the Money Market Fund, may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate multiplied by a "notional principal amount," in return for payments equal to a fixed rate multiplied by the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

      Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange floating rate payments for fixed rate payments, the swap agreement would tend to decrease the Fund's exposure to rising interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

      The Funds will usually enter into interest rate swaps on a net basis (i.e., where the two parties make net payments with a Fund , receiving or paying only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be covered by an amount consisting of liquid assets having an aggregate net asset value at least equal to the accrued excess maintained by the Company's custodian in a segregated account. If a Fund enters into a swap on other than a net basis, the Fund will maintain in the segregated account the full amount of the Fund's obligations under each such swap. The Fund may enter into swaps, caps, collars and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by HIMCO or Wellington Management to be creditworthy. If a default occurs by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

      The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, collars and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that a Fund will be able to enter into interest rate swaps or to purchase interest rate caps, collars or floors at prices or on terms HIMCO or Wellington Management, as appropriate, believes are advantageous to such Fund. In addition, although the terms of interest rate swaps, caps, collars and floors may provide for termination, there can be no assurance that a Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps, collars or floors that it has purchased. Interest rate swaps, caps, collars and floors are considered by the SEC to be illiquid.

      The successful utilization of hedging and risk management transactions requires skills different from those needed in the selection of a Fund's portfolio securities and depends on HIMCO's or Wellington Management's ability to predict correctly the direction and degree of movements in interest rates. Although the Funds believe that use of the hedging and risk management techniques described above will benefit the Funds, if HIMCO's or Wellington Management's judgment about the direction or extent of the movement in interest rates is incorrect, a Fund's overall performance would be worse than if it had not entered into any such transactions. For example, if a Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, such Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparties under the swap agreement or would have paid the purchase price of the interest rate floor. These activities are commonly used when managing derivative investments.

      ILLIQUID INVESTMENTS Each Fund is permitted to invest in illiquid securities or other illiquid investments. A Fund will not, however, acquire illiquid securities or investments if 15% of its net assets (10% for the Money Market Fund) would consist of such securities or investments. "Illiquid Securities" are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine a Fund's net asset value. A Fund may not be able to sell illiquid securities or other investments when HIMCO or Wellington Management considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. A sale of illiquid securities or investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are liquid. Illiquid securities also may be more difficult to value due to the lack of reliable market quotations for such securities, and holing illiquid securities or other investments may have an adverse impact on a Fund's net asset value. Each Fund may purchase certain restricted securities (known as Rule 144A securities) that can be resold to institutions and which may be determined to be liquid pursuant to policies and guidelines established by the Company's board of directors.

      Under current interpretations of the SEC Staff, the following types of securities in which a Fund may invest are considered illiquid: (1) repurchase agreements maturing in more than seven days, (2) certain restricted securities (securities whose public resale is subject to legal or contractual restrictions), (3) option contracts, with respect to specific securities, not traded on a national securities exchange that are not readily marketable, and
(4) any other securities in which a Fund may invest that are not readily marketable.

      WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES Each Fund is permitted to purchase or sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. While the Funds generally purchase securities on a when-issued basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date if HIMCO or Wellington Management deems it advisable. At the time a Fund makes the commitment to purchase securities on a when-issued basis, it records the transaction and thereafter reflects the value, each day, of the security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. A Fund will maintain, in a segregated account, liquid assets having a value equal to or greater than the Fund's purchase commitments; likewise a Fund will segregate securities sold on a delayed-delivery basis.

      OTHER INVESTMENT COMPANIES Each Fund is permitted to invest in other investment companies. The investment companies in which a Fund would invest may or may not be registered under the 1940 Act. Securities in certain countries are currently accessible to the Funds only through such investments. The investment in other investment companies is limited in amount by the 1940 Act, and will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Generally, a Fund will not purchase a security of an investment company if, as a result: (1) more than 10% of the Fund's total assets would be invested in securities of other investment companies, (2) such purchase would result in more than 3% of the total outstanding voting securities of any such investment company being held by the Fund; or (3) more than 5% of the Fund's total assets would be invested in any one such investment company.

      LENDING PORTFOLIO SECURITIES Each of the Funds may lend its portfolio securities to broker/dealers and other institutions as a means of earning interest income. The borrower is required to deposit as collateral and maintain in a segregated account, liquid securities that at all times will be at least equal to 100% of the market value of the loaned securities. While the securities are on loan, the borrower will pay the respective Fund any income accruing thereon.

      Delays or losses could result if a borrower of portfolio securities becomes bankrupt or defaults on its obligation to return the loaned securities. The Funds may lend securities only if: (1) each loan is fully secured by appropriate collateral at all times, and (2) the value of all securities loaned by a Fund is not more than 33-1/3% of the Fund's total assets taken at the time of the loan (including collateral received in connection with any loans).

                            MANAGEMENT OF THE COMPANY

      The business of the Company is managed by a board of directors, who elect officers who are responsible for the day-to-day operations of the Company and who execute policies formulated by the directors. The directors and officers of the Company and their principal business occupations for the last five years are set forth below. Those directors who are deemed to be "interested persons" of the Company, as that term is defined in the 1940 Act are indicated by an asterisk next to their respective names.

     NAME, ADDRESS, AGE             POSITION         PRINCIPAL OCCUPATIONS HELD
                                    HELD WITH           DURING LAST 5 YEARS
                                     THE HLS
                                      FUNDS
----------------------------------------------------------------------------------------
ROBERT J. CLARK (age 68)             Director   Mr. Clark, currently retired, served
725 Mapleton Avenue                             as President of American Nuclear
Suffield, CT  06078                             Insurers from 1990 to 1997.
                                                Previously, Mr. Clark served in
                                                positions of increasing
                                                responsibility with Aetna Life &
                                                Casualty Company from 1955 to 1989
                                                retiring as President of the
                                                Commercial Insurance Division. Mr.
                                                Clark is also an active director or
                                                trustee with Hartford Health Care
                                                Corporation, Hartford Hospital, CHS
                                                Insurance, Ltd. and St. Joseph's
                                                College.

WINIFRED ELLEN COLEMAN (age 68)      Director   Ms. Coleman has served as President
27 Buckingham Lane                              of Saint Joseph College since 1991.
West Hartford, CT 06117                         She is a Director of LeMoyne College,
                                                St. Francis Hospital, Connecticut
                                                Higher Education Student Loan
                                                Administration, and The National
                                                Conference (Greater Hartford Board of
                                                Directors).

WILLIAM ATCHISON O'NEILL (age 70)    Director   The Honorable William A. O'Neill
Box 360                                         served as Governor of the State of
East Hampton, CT 06424                          Connecticut from 1980 until 1991. He
                                                is presently retired.

MILLARD HANDLEY PRYOR, JR. (age 67)  Director   Mr. Pryor has served as Managing
695 Bloomfield Avenue                           Director of Pryor & Clark Company,
Bloomfield, CT 06002                            Hartford, Connecticut, since June,
                                                1992. He served as Chairman and Chief
                                                Executive Officer of Corcap, Inc.
                                                from 1988-1992. In addition, Mr.
                                                Pryor is a Director of Pryor & Clark
                                                Company, Corcap, Inc., the Wiremold
                                                Company, Hoosier Magnetics, Inc.,
                                                Infodata Systems, Inc. and Pacific
                                                Scientific Corporation

LOWNDES ANDREW SMITH* (age 61)       Director   Mr. Smith has served as Vice Chairman
P.O. Box 2999                        and        of Hartford Financial Services Group,
Hartford, CT 06104-2999              Chairman   Inc. since February, 1997, as
                                                President and Chief Executive
                                                Officer of Hartford Life, Inc.
                                                since February, 1997, and as
                                                President and Chief Operating
                                                Officer of The Hartford Life
                                                Insurance Companies since
                                                January, 1989. He was formerly
                                                Senior Vice President and Group
                                                Comptroller of The Hartford
                                                Insurance Group from 1987-1989.
                                                He has been a Director of
                                                Connecticut Children's Medical
                                                Center since 1993, a Director of
                                                American Counsel of Life
                                                Insurance from 1993-1996 and
                                                1998-present, and a Director of
                                                Insurance Marketplace Standards
                                                Association from 1996 to
                                                present. Mr. Smith is also
                                                President and a Director of
                                                HIFSCO and HL Advisors.

     NAME, ADDRESS, AGE             POSITION         PRINCIPAL OCCUPATIONS HELD
                                    HELD WITH           DURING LAST 5 YEARS
                                     THE HLS
                                      FUNDS
----------------------------------------------------------------------------------------
JOHN KELLEY SPRINGER (age 69)        Director   Mr. Springer currently serves as
225 Asylum Avenue                               Chairman of Medspan, Inc. From 1986
Hartford, CT 06103                              to 1997 he served as Chief Executive
                                                Officer of Connecticut Health System,
                                                Inc. Formerly, he served as the Chief
                                                Executive Officer of Hartford
                                                Hospital, Hartford, Connecticut
                                                (June, 1976 - August, 1989). He is
                                                also a Director of Hartford Hospital,
                                                and CHS Insurance Ltd. (Chairman).

DAVID M. ZNAMIEROWSKI (age 40)       President  Mr. Znamierowski currently serves as
55 Farmington Avenue                 and        Senior Vice President, Chief
Hartford, CT  06105                  Director   Investment Officer and Director of
                                                Investment Strategy for Hartford
                                                Life, Inc. Mr. Znamierowski
                                                previously was Vice President,
                                                Investment Strategy and Policy
                                                with Aetna Life & Casualty
                                                Company from 1991 to 1996 and
                                                held several positions including
                                                Vice President, Corporate
                                                Finance with Solomon Brothers
                                                from 1986 to 1991. Mr.
                                                Znamierowski is also a Director
                                                and Senior Vice President of
                                                HIFSCO and a Managing Member and
                                                Senior Vice President of HL
                                                Advisors.

PETER CUMMINS (age 63)               Vice       Mr. Cummins has served as Senior Vice
P. O. Box 2999                       President  President since 1997 and Vice
Hartford, CT 06104-2999                         President since 1989 of sales and
                                                marketing of the Investment
                                                Products Division of Hartford
                                                Life Insurance Company. He is
                                                also a Director and Senior Vice
                                                President of HIFSCO and a
                                                Managing Member and Senior Vice
                                                President of HL Advisors.

STEPHEN T. JOYCE (age 41)            Vice       Mr. Joyce currently serves as Senior
P. O. Box 2999                       President  Vice President and director of
Hartford, CT 06104-2999                         investment products management for
                                                Hartford Life Insurance Company.
                                                Previously he served as Vice
                                                President (1997-1999) and Assistant
                                                Vice President (1994-1997) of
                                                Hartford Life Insurance Company.

ANDREW WILLIAM KOHNKE (age 42)       Vice       Mr. Kohnke serves as Managing
55 Farmington Avenue                 President  Director and a Director of HIMCO.
Hartford, CT 06105                              Previously he served as Vice
                                                President of HIMCO (1986-1996)
                                                and Investment Manager for HIMCO
                                                (1983-1986). Mr. Kohnke is also
                                                a Director and Senior Vice
                                                President of HIFSCO and a
                                                Managing Member and Senior Vice
                                                President of HL Advisors.

     NAME, ADDRESS, AGE             POSITION         PRINCIPAL OCCUPATIONS HELD
                                    HELD WITH           DURING LAST 5 YEARS
                                     THE HLS
                                      FUNDS
----------------------------------------------------------------------------------------
THOMAS MICHAEL MARRA (age 42)        Vice       Mr. Marra has served as Chief
P.O. Box 2999                        President  Operating Officer since 2000,
Hartford, CT 06104-2999                         Executive Vice President since 1996,
                                                and as Senior Vice President and
                                                Director since 1994 of the Investment
                                                Products Division of Hartford Life
                                                Insurance Company. Mr. Marra is also
                                                a Director and Executive Vice
                                                President of HIFSCO and a Managing
                                                Member and Executive Vice President
                                                of HL Advisors.

JOHN C. WALTERS (age 38)             Vice       Mr. Walters currently serves as
P.O. Box 2999                        President  Executive Vice President and Director
Hartford, CT 06104-2999                         of the Investment Products Division
                                                of Hartford Life Insurance Company.
                                                Previously Mr. Walters was with First
                                                Union Securities which he had joined
                                                through the acquisition of Wheat
                                                First Butcher Singer in 1998. Mr.
                                                Walters joined Wheat First in 1984.

GEORGE RICHARD JAY (age 48)          Controller Mr. Jay has served as Secretary and
P.O. Box 2999                        and        Director, Life and Equity Accounting
Hartford, CT 06104-2999              Treasurer  and Financial Control, of Hartford
                                                Life Insurance Company since 1987.


KEVIN J. CARR (age 46)               Vice       Mr. Carr has served as Assistant
55 Farmington Avenue                 President, General Counsel since 1999, Counsel
Hartford, CT 06105                   Secretary  since November 1996 and Associate
                                     and        Counsel since November 1995, of The
                                     Counsel    Hartford Financial Services Group,
                                                Inc. Formerly he served as Counsel of
                                                Connecticut Mutual Life Insurance
                                                Company from March 1995 to November
                                                1995 and Associate Counsel of 440
                                                Financial Group of Worcester from
                                                1994 to 1995. Mr. Carr is also
                                                Counsel and Assistant Secretary of HL
                                                Advisors and HIFSCO and Assistant
                                                Secretary of HIMCO.

CHRISTOPHER JAMES COSTA (age 36)     Assistant  Mr. Costa has served as the Tax
P.O. Box 2999                        Secretary  Manager of The Hartford-Sponsored
Hartford, CT 06104-2999                         Mutual Funds since July 1996.
                                                Formerly he served as the Tax
                                                Manager and Assistant Treasurer
                                                of The Phoenix Mutual Funds from
                                                June 1994 to June 1996 and as a
                                                Tax Consultant with Arthur
                                                Andersen LLP from September 1990
                                                to June 1994.


      The board of directors has established an Audit Committee and a Nominating Committee for the Company. Each Committee is made up of those directors who are not "interested persons" of the Company.

      All directors and officers of the Fund are also board members and officers of the following registered investment companies: Hartford Series Fund, Inc., Hartford Capital Appreciation HLS Fund, Inc., Hartford Dividend and Growth HLS Fund, Inc., Hartford MidCap HLS Fund, Inc., Hartford Stock HLS Fund, Inc., Hartford Index HLS Fund, Inc., Hartford Advisers HLS Fund, Inc., Hartford Mortgage Securities HLS Fund, Inc., Hartford

Bond HLS Fund, Inc., Hartford International Opportunities HLS Fund, Inc., Hartford International Advisers HLS Fund, Inc., Hartford Money Market HLS Fund, Inc., and Hartford Small Company HLS Fund, Inc. Shares of each of these investment companies are sold only to separate accounts of Hartford Life Insurance Company and its affiliates to support variable annuity contracts and variable life insurance contracts issued by Hartford Life Insurance Company and its affiliates and to certain qualified retirement plans.

      The sales load for Class A shares of the Company is waived for present and former officers, directors and employees of the Company, The Hartford, Wellington Management, the transfer agent and their affiliates.

      COMPENSATION OF OFFICERS AND DIRECTORS The Company pays no salaries or compensation to any of its officers or directors who are affiliated with The Hartford. The chart below sets forth the compensation paid by the Company to the non-interested directors for the fiscal year ended October 31, 2000.

Name of Person,         Aggregate         Pension Or      Estimated       Total
Position                Compensation      Retirement      Annual          Compensation
                        From the Funds    Benefits        Benefits        From the
                                          Accrued As      Upon            Funds And
                                          Part Of Fund    Retirement      Fund Complex
                                          Expenses                        Paid To
                                                                          Directors*
--------------------------------------------------------------------------------------
Robert J. Clark,             $                $0             $0                $
Director
Winifred E.                  $                $0             $0                $
Coleman, Director
William A. O'Neill,          $                $0             $0                $
Director
Millard H. Pryor,            $                $0             $0                $
Director
John K. Springer,            $                $0             $0                $
Director

*    As of December 31, 2000, there were thirty-nine Funds in the Complex.

      The Company's Articles of Incorporation provide that the Directors, officers and employees of the Company may be indemnified by the Company to the fullest extent permitted by Maryland law and the federal securities laws. The Company's Bylaws provide that the Fund shall indemnify each of its Directors, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or proceeding, threatened against or otherwise involving such Director, officer or employee, directly or indirectly, by reason of being or having been a Director, officer or employee of the Company. Neither the Articles of Incorporation nor the Bylaws authorize the Company to indemnify any Director or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

      The start dates of each Fund are as follows:

Advisers Fund                       July 22, 1996
Bond Income Strategy Fund           July 22, 1996
Capital Appreciation Fund           July 22, 1996
Dividend and Growth Fund            July 22, 1996
International Opportunities Fund    July 22, 1996
Money Market Fund                   July 22, 1996
Small Company Fund                  July 22, 1996
Stock Fund                          July 22, 1996
MidCap Fund                         December 31, 1997

Growth and Income Fund                    April 30, 1998
Global Leaders Fund                       September 30, 1998
High Yield Fund                           September 30, 1998
Global Health Fund                        May 1, 2000
Global Technology Fund                    May 1, 2000
Global Communications Fund                October 31, 2000
Global Financial Services Fund            October 31, 2000
U.S. Growth Fund                          October 31, 2000
Large Cap Focus Fund                      October 31, 2000
International Small Company Fund          May 1, 2001
International Capital Appreciation Fund   May 1, 2001
MidCap Value Fund                         May 1, 2001
Large Cap Value Fund                      May 1, 2001
Focus Growth Fund                         May 1, 2001

      As of January 31, 2001, the officers and directors as a group beneficially owned less than 1% of the outstanding shares of the Company. As of that date, the following persons held an interest in the following Funds equal to 5% or more of outstanding shares of a class:

                                          Class A  Class B  Class C  Class Y
                                          -------  -------  -------  -------
 SMALL COMPANY FUND

 HL Investment Advisors                     --        . %     --        . %
 Hartford, CT
 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ
 Saxon & Company                            --       --       --        . %
 Philadelphia, PA

 Greater Orlando Aviation Authority         --       --       --       . %
 FBO Employees of Greater Orlando
 Aviation Authority
 Orlando, FL

 CAPITAL APPRECIATION FUND

 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ
 Greater Orlando Aviation Authority         --       --       --       . %
 FBO Employees of Greater Orlando
 Aviation Authority
 Orlando, FL

                                          Class A  Class B  Class C  Class Y
                                          -------  -------  -------  -------
 MIDCAP FUND

 HL Investment Advisors                     --       --       --        . %
 Hartford, CT
 Edward D. Jones & Co.                       . %      . %     . %      --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 INTERNATIONAL OPPORTUNITIES FUND

 HL Investment Advisors                     --       . %      --        . %
 Hartford, CT
 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ
 Saxon & Company                            --       --       --        . %
 Philadelphia, PA

 Hartford Life Insurance Company            --       --       --        . %
 Simsbury, CT

 GLOBAL LEADERS FUND

 HL Investment Advisors                     --       --       --        . %
 Hartford, CT
 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 FTC & Company                              . %      --       --       --
 Denver, CO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 STOCK FUND

 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO

                                          Class A  Class B  Class C  Class Y
                                          -------  -------  -------  -------
 Saxon & Company                            --       --       --        . %
 Philadelphia, PA

 Greater Orlando Aviation Authority         --       --       --        . %
 FBO Employees of Greater Orlando
 Aviation Authority
 Orlando, FL

 GROWTH AND INCOME FUND

 HL Investment Advisors                     --       --       --        . %
 Hartford, CT
 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO

 DIVIDEND AND GROWTH FUND

 Edward D. Jones & Co.                       . %      . %      . %
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ
 HL Investment Advisors                     --       --       --        . %
 Hartford, CT

 ADVISERS FUND

 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 HIGH YIELD FUND

 HL Investment Advisors                      . %      . %      . %      . %
 Hartford, CT
 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ

                                          Class A  Class B  Class C  Class Y
                                          -------  -------  -------  -------
 BOND INCOME STRATEGY FUND

 HL Investment Advisors                      . %      . %     --       . %
 Hartford, CT
 Edward D. Jones & Co.                       . %      . %      . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Saxon & Company                            --       --       --        . %
 Philadelphia. PA

 First Clearing Corporation                 --       --       . %      --
 For the Sole Benefit of Peter DePaul

 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ
 Hartford Life Insurance Company            --       --       --        . %
 Simsbury, CT

 MONEY MARKET FUND

 HL Investment Advisors                      . %     . %      --       --
 Hartford, CT
 Edward D. Jones & Co.                       . %     . %       . %     --
 For the Sole Benefit of Its Customers
 Maryland Heights, MO
 Bankers Trust Company, Trustee             --       --       --        . %
 The Hartford Investment & Savings Plan
 Jersey City, NJ

 GLOBAL COMMUNICATIONS FUND

 HL Investment Advisors                    100%     100%     100%     100%
 Hartford, CT

 GLOBAL FINANCIAL SERVICES FUND

 HL Investment Advisors                    100%     100%     100%     100%
 Hartford, CT

 U.S. GROWTH FUND

 HL Investment Advisors                    100%     100%     100%     100%
 Hartford, CT

                                          Class A  Class B  Class C  Class Y
                                          -------  -------  -------  -------
 LARGE CAP FOCUS

 HL Investment Advisors                    100%     100%     100%     100%
 Hartford, CT

                       INVESTMENT MANAGEMENT ARRANGEMENTS

      The Company, on behalf of each Fund, has entered into an investment management agreement with HIFSCO. The investment management agreement provides that HIFSCO, subject to the supervision and approval of the Company's Board of Directors, is responsible for the management of each Fund. In addition, HIFSCO provides administrative personnel, services, equipment and facilities and office space for proper operation of the Company. Although HIFSCO has agreed to arrange for the provision of additional services necessary for the proper operation of the Company, each Fund pays for these services directly.

      With respect to the High Yield Fund, Bond Income Strategy Fund and Money Market Fund, HIFSCO has entered into an investment services agreement with HIMCO for the provision of the day-to-day investment management services. With respect to the remaining Funds, HIFSCO has entered into a investment subadvisory agreement with Wellington Management. Under the sub-advisory agreement, Wellington Management, subject to the general supervision of the Company's board of directors and HIFSCO, is responsible for (among other things) the day-to-day investment and reinvestment of the assets of such Funds and furnishing each such Fund with advice and recommendations with respect to investments and the purchase and sale of appropriate securities for each Fund.

      As provided by the investment management agreement, each Fund pays HIFSCO an investment management fee, which is accrued daily and paid monthly, equal on an annual basis to a stated percentage of each Fund's average daily net assets. HIFSCO, not any Fund, pays the subadvisory fees to Wellington Management and HIMCO.

      The investment management fee rates are as follows:

Money Market Fund

Net Asset Value             Annual Rate
---------------             -----------
First $500,000,000             0.50%
Next $500,000,000              0.45%
Amount Over $1 Billion         0.40%

Bond Income Strategy Fund

Net Asset Value             Annual Rate
---------------             -----------
First $500,000,000             0.65%
Next $500,000,000              0.55%
Amount Over $1 Billion         0.50%

Dividend and Growth Fund, Advisers Fund and High Yield Fund

Net Asset Value              Annual Rate
---------------              -----------
First $500,000,000              0.75%
Next $500,000,000               0.65%
Amount Over $1 Billion          0.60%

Capital Appreciation Fund, Stock Fund, Growth and Income Fund, and Large Cap Value Fund

Net Asset Value              Annual Rate
---------------              -----------
First $500,000,000              0.80%
Next $500,000,000               0.70%
Amount Over $1 Billion          0.65%

Small Company Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, U.S. Growth Fund, and MidCap Value Fund

Net Asset Value              Annual Rate
---------------              -----------
First $500,000,000              0.85%
Next $500,000,000               0.75%
Amount Over $1 Billion          0.70%

Global Health Fund, Global Technology Fund, Global Communications Fund, Global Financial Services Fund, Large Cap Focus Fund and Focus Growth Fund

Net Asset Value              Annual Rate
---------------              -----------
First $500,000,000              1.00%
Next $500,000,000               0.95%
Amount Over $1 Billion          0.90%

International Capital Appreciation Fund and International Small Company Fund

Net Asset Value              Annual Rate
---------------              -----------
First $500,000,000              1.00%
Next $500,000,000               0.90%
Amount Over $1 Billion          0.85%

      The sub-advisory fee rates are as follows:

Money Market Fund

Net Asset Value              Annual Rate
---------------              -----------
First $100,000,000
Next $150,000,000
Next

Amount Over $

Bond Income Strategy Fund

Net Asset Value              Annual Rate
---------------              -----------
First $100,000,000
Next $150,000,000
Next

Amount Over $


Dividend and Growth Fund, Advisers Fund and High Yield Fund

Net Asset Value              Annual Rate
---------------              -----------
First $100,000,000
Next $150,000,000
Next

Amount Over $


Capital Appreciation Fund, Stock Fund, Growth and Income Fund, and Large Cap Value Fund

Net Asset Value              Annual Rate
---------------              -----------
First $100,000,000
Next $150,000,000
Next

Amount Over $


Small Company Fund, MidCap Fund, International Opportunities Fund, Global Leaders Fund, U.S. Growth Fund, and MidCap Value Fund

Net Asset Value              Annual Rate
---------------              -----------
First $100,000,000
Next $150,000,000
Next

Amount Over $


Global Health Fund, Global Technology Fund, Global Communications Fund, Global Financial Services Fund, Large Cap Focus Fund and Focus Growth Fund

Net Asset Value              Annual Rate
---------------              -----------
First $100,000,000
Next $150,000,000
Next

Amount Over $

International Capital Appreciation Fund and International Small Company Fund

Net Asset Value              Annual Rate
---------------              -----------
First $100,000,000
Next $150,000,000
Next

Amount Over $

      For the fiscal years ended December 31, 1998, December 31, 1999 and October 31, 2000, each Fund has paid the following advisory fees:

FUND NAME                                                      2000
---------                                                      ----
                                               Gross Fees    Fees Waived     Net Paid
Global Communications Fund
Global Financial Services Fund
Global Health Fund
Global Technology Fund
Small Company Fund
Capital Appreciation Fund
MidCap Fund
International Small Company Fund
International Capital Appreciation Fund
International Opportunities Fund
Global Leaders Fund
MicCap Value Fund
Large Cap Value Fund
Large Cap Focus Fund
Stock Fund
Focus Growth Fund
Growth and Income Fund
Dividend and Growth Fund
Advisers Fund
High Yield Fund
Bond Income Strategy Fund
Money Market Fund

FUND NAME                                                                1999
---------                                                                ----
                                                      Gross Fees      Fees Waived       Net Paid

Small Company Fund                                      956,010            8,181          947,829
Capital Appreciation Fund                             6,997,746               --        6,997,746
MidCap Fund                                             801,175           19,156          782,019
International Opportunities Fund                        654,008               --          654,008
Global Leaders Fund                                     381,290               --          381,290
Stock Fund                                            7,147,445               --        7,147,445
Growth and Income Fund                                  412,065              842          411,223
Dividend and Growth Fund                              2,838,557               --        2,838,557
Advisers Fund                                         8,125,222               --        8,125,222
High Yield Fund                                         202,354               --          202,354
Bond Income Strategy Fund                               701,167            2,532          698,635
Money Market Fund                                       360,369           71,757          288,612

      FUND NAME                                                          1998
      ---------                                                          ----
                                                     Gross Fees       Fees Waived       Net Paid
Small Company Fund                                   $  435,779           33,329          402,450
Capital Appreciation Fund                            $4,745,355            3,762        4,741,593
MidCap Fund                                          $  162,458           25,070          137,388
International Opportunities Fund                     $  367,845           83,930          283,915
Global Leaders Fund                                  $    8,591           10,660                0
Stock Fund                                           $2,072,900           28,040        2,044,860
Growth and Income Fund                               $   43,952            8,949           35,003
Dividend and Growth Fund                             $1,667,617            6,047        1,661,570
Advisers Fund                                        $2,704,478           17,556        2,686,922
High Yield Fund                                      $   22,100            4,947           17,153
Bond Income Strategy Fund                            $  365,863           20,229          345,634
Money Market Fund                                    $  192,694           73,325          119,369

      For the fiscal years ended December 31, 1998, December 31, 1999 and October 31, 2000, HIFSCO has paid the sub-advisors the following advisory fees:

FUND NAME                                                        2000
---------                                                        ----
                                                  Fees                Aggregate Annual Rate
Global Communications Fund
Global Financial Services Fund
Global Health Fund
Global Technology Fund
Small Company Fund
Capital Appreciation Fund
MidCap Fund
International Small Company Fund
International Capital Appreciation Fund
International Opportunities Fund
Global Leaders Fund
MicCap Value Fund
Large Cap Value Fund
Large Cap Focus Fund
Stock Fund
Focus Growth Fund
Growth and Income Fund
Dividend and Growth Fund
Advisers Fund
High Yield Fund
Bond Income Strategy Fund
Money Market Fund

FUND NAME                                                                1999
---------                                                                ----
                                                                   Fees        Aggregate Annual Rate
Small Company Fund
Capital Appreciation Fund
MidCap Fund
International Opportunities Fund
Global Leaders Fund
Stock Fund
Growth and Income Fund
Dividend and Growth Fund
Advisers Fund
High Yield Fund
Bond Income Strategy Fund
Money Market Fund

      FUND NAME                                                           1998
      ---------                                                           ----
                                                                   Fees        Aggregate Annual Rate
Small Company Fund
Capital Appreciation Fund
MidCap Fund
International Opportunities Fund
Global Leaders Fund
Stock Fund
Growth and Income Fund
Dividend and Growth Fund
Advisers Fund
High Yield Fund
Bond Income Strategy Fund
Money Market Fund

      HIFSCO has agreed to limit the expenses of each of the Funds through February 28, 2002 by reimbursing each Fund when total fund expenses exceed the following percentages:

FUND NAME                        CLASS A    CLASSES B    CLASS Y
                                               & C
Global Communications Fund        1.65%       2.35%       1.20%
Global Financial Services Fund    1.65%       2.35%       1.20%
Global Health Fund                1.65%       2.35%       1.20%
Global Technology Fund            1.65%       2.35%       1.20%
Small Company Fund                1.45%       2.15%       1.00%
Capital Appreciation Fund         1.45%       2.15%       1.00%
MidCap Fund                       1.45%       2.15%       1.00%
International Small Company       1.65%       2.35%       1.20%
Fund
International Capital             1.65%       2.35%       1.20%
Appreciation Fund
International Opportunities       1.65%       2.35%       1.20%
Fund
Global Leaders Fund               1.65%       2.35%       1.20%
MicCap Value Fund                 1.45%       2.15%       1.00%
Large Cap Value Fund              1.45%       2.15%       1.00%
Large Cap Focus Fund              1.65%       2.35%       1.20%

Stock Fund                        1.45%       2.15%       1.00%
Focus Growth Fund                 1.65%       2.35%       1.20%
Growth and Income Fund            1.45%       2.15%       1.00%
Dividend and Growth Fund          1.40%       2.10%       0.95%
Advisers Fund                     1.40%       2.10%       0.95%
High Yield Fund                   1.40%       2.10%       0.95%
Bond Income Strategy Fund         1.25%       1.95%       0.80%
Money Market Fund                 1.00%       1.70%       0.55%

      Pursuant to the investment management agreement, investment subadvisory agreement and investment services agreement, neither HIFSCO, Wellington Management nor HIMCO is liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which their respective agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of HIFSCO, HIMCO or Wellington Management in the performance of their duties or from their reckless disregard of the obligations and duties under the applicable agreement. Wellington Management has agreed to indemnify HIFSCO to the fullest extent permitted by law against any and all loss, damage, judgment, fines, amounts paid in settlement and attorneys' fees incurred by HIFSCO to the extent resulting in whole or in part from any of Wellington Management's acts or omissions related to the performance of its duties as set forth specifically in the respective subadvisory investment agreement or otherwise from Wellington Management's willful misfeasance, bad faith or gross negligence.

      HIFSCO, whose business address is 200 Hopmeadow Street, Simsbury Connecticut 06070, was organized in 1995. As of December 31, 2000, HIFSCO had approximately $ billion of assets under management. HIMCO is located at 55 Farmington Avenue, Hartford, Connecticut 06105. As of December 31, 2000, HIMCO and its wholly-owned subsidiary had approximately $ billion in assets under management. HIMCO is a wholly-owned subsidiary, and HIFSCO is a majority-owned indirect subsidiary, of The Hartford Financial Services Group, Inc.

      Wellington Management Company, LLP, 75 State Street, Boston, MA 02109, is a professional investment counseling firm that provides services to investment companies, employee benefit plans, endowments, foundations and other institutions and individuals. Wellington Management and its predecessor organizations have provided investment advisory services since 1928. As of December 31, 2000, Wellington Management had investment management authority with respect to approximately $ billion in assets. Wellington Management is a Massachusetts limited liability partnership. The three managing partners of Wellington Management are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan.

      The investment management agreement, investment subadvisory agreement and investment services agreement continue in effect for two years from initial approval and from year to year thereafter if approved annually by a vote of a majority of the directors of the Company including a majority of the directors who are not parties to an agreement or interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, or by holders of a majority of the applicable Fund's outstanding voting securities. The agreements automatically terminate upon assignment. The investment management agreement may be terminated without penalty on 60 days' notice at the option of either party to the respective contract or by vote of the holders of a majority of the outstanding voting securities of the applicable Fund. The investment subadvisory agreement may be terminated at any time without the payment of any penalty by the board of directors or by vote of a majority of the outstanding voting securities of the applicable Fund, by HIFSCO upon written notice to Wellington Management, and, with respect to each Fund, by Wellington Management upon 90 days' written notice to HIFSCO. The investment services agreement may be terminated at any time without the payment of any penalty by the board of directors or by vote of a majority of the outstanding voting securities of the applicable Fund, by HIFSCO upon 60 days' notice to HIMCO and, with respect to each Fund, by HIMCO upon 90 days' written notice to HIFSCO. The investment subadvisory agreement and investment services agreement also terminate automatically upon the termination of the corresponding investment management agreement.

      Each Fund and each adviser, sub-adviser and principal underwriter to each Fund has adopted a code of ethics designed to protect the interests of each fund's shareholders. Under each code of ethics, investment personnel are permitted to trade securities for their own account subject to a number of restrictions. Each code of ethics has been filed with the SEC via the EDGAR system and may be viewed by the public.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      The Company has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to any policy established by the board of directors and HIFSCO, HIMCO and Wellington Management are primarily responsible for the investment decisions of each Fund and the placing of its portfolio transactions. In placing orders, it is the policy of each Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commission, if any, size of the transaction and difficulty of execution. While HIMCO and Wellington Management generally seek reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest possible spread or commission. Upon instructions from the Funds, HIMCO and Wellington Management may direct brokerage transactions to broker/dealers who also sell shares of the Funds.

      Although the rules of the National Association of Securities Dealers, Inc. prohibit its members from seeking orders for the execution of investment company portfolio transactions on the basis of their sales of investment company shares, under such rules, sales of investment company shares may be considered in selecting brokers to effect portfolio transactions. Accordingly, some portfolio transactions are, subject to such rules and to obtaining best prices and executions, effected through dealers who sell shares of the funds.

      HIMCO and Wellington Management will generally deal directly with the dealers who make a market in the securities involved (unless better prices and execution are available elsewhere) if the securities are traded primarily in the over-the-counter market. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. Portfolio securities in the Money Market Fund normally are purchased directly from, or sold directly to, the issuer, an underwriter or market maker for the securities. There usually will be no brokerage commissions paid by the Money Market Fund for such purchases or sales.

      While HIMCO and Wellington Management (as applicable) seek to obtain the most favorable net results in effecting transactions in a Fund's portfolio securities, dealers who provide supplemental investment research to HIMCO or Wellington Management may receive orders for transactions from HIMCO or Wellington Management. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. If, in the judgment of HIMCO or Wellington Management, a Fund will be benefited by such supplemental research services, HIMCO and Wellington Management are authorized to pay spreads or commissions to brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction. Information so received will be in addition to and not in lieu of the services required to be performed by HIMCO and Wellington Management under the investment advisory agreement or the investment subadvisory agreement. The expenses of HIMCO and Wellington Management will not necessarily be reduced as a result of the receipt of such supplemental information. HIMCO and Wellington Management may use such supplemental research in providing investment advice to portfolios other than those for which the transactions are made. Similarly, the Funds may benefit from such research obtained by HIMCO and Wellington Management for portfolio transactions for other clients.

      Investment decisions for the Funds will be made independently from those of any other clients that may be (or in the future may be) managed by HIMCO, Wellington Management or their affiliates. If, however, accounts managed by HIMCO or Wellington Management are simultaneously engaged in the purchase of the same security, then, pursuant to general authorization of the Company's board of directors, available securities may be allocated to each Fund or other client account and may be averaged as to price in a manner determined by HIMCO or

Wellington Management to be fair and equitable to clients. Such allocation and pricing may affect the amount of brokerage commissions paid by each Fund. In some cases, this system might adversely affect the price paid by a Fund (for example, during periods of rapidly rising or falling interest rates) or limit the size of the position obtainable for a Fund (for example, in the case of a small issue). Likewise, if accounts managed by HIMCO or Wellington Management are simultaneously engaged in the sale of the same security, the same process may be followed with similar consequences.

      For the fiscal years ended December 31, 1998, December 31, 1999 and October 31, 2000, each Fund has paid the following brokerage commissions:

FUND NAME                        2000        1999        1998
---------                        ----        ----        ----
Global Health Fund(1)                         --          --
Global Technology Fund(1)                     --          --
Small Company Fund                        $  262,944  $  258,125
Capital Appreciation Fund                 $3,338,606  $1,918,244
MidCap Fund                               $  317,948  $   69,953
International Opportunities               $  435,577  $  323,177
Fund
Global Leaders Fund                       $  333,147  $    8,170(2)
Stock Fund                                $1,152,055  $  438,905
Growth and Income Fund                    $   84,557  $    9,411(3)
Dividend and Growth Fund                  $  507,956  $  384,710
Advisers Fund                             $  803,957  $  319,625
High Yield Fund                                N/A         N/A
Bond Income Strategy Fund                      N/A         N/A
Money Market Fund                              N/A         N/A

(1)  From inception date (May 1, 2000) through October 31, 2000.

(2)  From inception date (September 30, 1998) through December 31, 1998.

(3)  From inception date (April 30, 1998) through December 31, 1998.

      The following table shows the dollar amount of brokerage commissions paid to firms that provided research and execution services and the approximate dollar amount of the transactions involved for the fiscal year ended October 31, 2000.

FUND NAME                                COMMISSIONS PAID                       TOTAL AMOUNT OF
                                           TO FIRMS FOR                      TRANSACTION TO FIRMS
                                           EXECUTION AND                       FOR EXECUTION AND
                                         RESEARCH SERVICES                     RESEARCH SERVICES
Global Health Fund(1)
Global Technology Fund(1)
Small Company Fund
Capital Appreciation Fund
MidCap Fund
International Opportunities Fund
Global Leaders Fund
Stock Fund
Growth and Income Fund
Dividend and Growth Fund
Advisers Fund
High Yield Fund
Bond Income Strategy Fund
Money Market Fund

(1)  From inception date (May 1, 2000) through October 31, 2000.

                                 SHARES OF STOCK

      The Company was incorporated in Maryland on March 21, 1996. The authorized capital stock of the Company consists of 4.8 billion shares of common stock, par value $0.001 per share (Common Stock). The shares of Common Stock are divided
into twenty-three series: Global Communications Fund (          shares); Global
Financial Services Fund (      shares ); Global Health Fund (300,000,000
shares); Global Technology Fund (300,000,000 shares); Small Company Fund (300,000,000 shares); Capital Appreciation Fund (300,000,000 shares); MidCap
Fund (300,000,000 shares); International Small Company Fund (      shares);
International Capital Appreciation Fund (      shares); International
Opportunities Fund (300,000,000 shares); Global Leaders Fund (300,000,000
shares); MidCap Value Fund (        shares); Large Cap Value Fund (
shares); Large Cap Focus Fund (      shares); Stock Fund (300,000,000 shares);
Focus Growth Fund (      shares); U.S. Growth Fund (          shares); Growth
and Income Fund (300,000,000 shares); Dividend and Growth Fund (300,000,000 shares); Advisers Fund (400,000,000 shares); High Yield Fund (300,000,000 shares); Bond Income Strategy Fund (300,000,000 shares); and Money Market Fund (800,000,000 shares).

      The board of directors may reclassify authorized shares to increase or decrease the allocation of shares among the series described above or to add any new series to the Fund. The board of directors is also authorized, from time to time and without further shareholder approval, to authorize additional shares and to classify and reclassify existing and new series into one or more classes. Accordingly, the directors have authorized the issuance of four classes of shares of each of the Funds designated in each instance as Class A, Class B, Class C and Class Y shares.

      Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Fund and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. The shares of each series, and each class within each series, are, when issued, fully paid and non-assessable. Such shares have no preemptive or conversion rights and are freely transferable.

      As an investment company incorporated in Maryland, the Company is not required to hold routine annual shareholder meetings. Meetings of shareholders will be called whenever one or more of the following is required to be acted upon by shareholders pursuant to the 1940 Act: (1) election of directors, (2) approval of an investment management agreement or sub-advisory agreement, or (3) ratification of the selection of the Company's independent accountants.

      Shares of common stock have equal voting rights (regardless of the net asset value per share). Shares do not have cumulative voting rights. Accordingly, the holders of more than 50% of the shares of the Company voting for the election of directors can elect all of the directors if they choose to do so, and in such an event, the holders of the remaining shares would not be able to elect any directors. Although directors are not elected annually, shareholders have the right to remove one or more directors. [When required by law,] if the holders of [25]% or more of the Company's outstanding shares request it in writing, a meeting of the Company's shareholders will be held to approve or disapprove the removal of director or directors.

      Matters in which the interests of all the Funds are substantially identical (such as the election of directors or the ratification of the selection of the independent accountants) are voted on by all shareholders without regard to the separate Funds. Matters that affect all or several Funds, but where the interests of the Funds are not substantially identical (such as approval of an investment management agreement) are voted on separately by the shareholders of each Fund for their Fund. Matters that affect only one Fund (such as a change in its fundamental policies) are voted on separately for the Fund by the shareholders of that Fund. Likewise, matters that affect only one class of shares of a Fund (such as approval of a plan of distribution) are voted on separately for that class by the holders of shares of that class.

                                  FUND EXPENSES

      EXPENSES OF THE FUNDS Each Fund pays its own expenses including, without limitation: (1) expenses of maintaining the Fund and continuing its existence,
(2) registration of the Fund under the Investment Company Act, (3) auditing, accounting and legal expenses, (4) taxes and interest, (5) governmental fees,
(6) expenses of issue, sale, repurchase and redemption of Fund shares, (7) expenses of registering and qualifying the Fund and its shares under federal and state securities laws and of preparing and printing prospectuses for such purposes and for distributing the same to shareholders and investors, and fees and expenses of registering and maintaining registrations of the Fund and of the Fund's principal underwriter, if any, as broker-dealer or agent under state securities laws, (8) expenses of reports and notices to shareholders and of meetings of shareholders and proxy solicitations therefor, (9) expenses of reports to governmental officers and commissions, (10) insurance expenses, (11) association membership dues, (12) fees, expenses and disbursements of custodians for all services to the Fund, (13) fees, expenses and disbursements of transfer agents, dividend disbursing agents, shareholder servicing agents and registrars for all services to the Fund, (14) expenses for servicing shareholder accounts,
(15) any direct charges to shareholders approved by the directors of the Fund,
(16) compensation and expenses of directors of the Fund who are not "interested persons" of the Fund, and (17) such nonrecurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Fund to indemnify its directors and officers with respect thereto.

                            DISTRIBUTION ARRANGEMENTS

      Hartford Investment Financial Services Company ("HIFSCO") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement initially approved by the board of directors of the Company. HIFSCO is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. (NASD). Shares of each Fund are continuously offered and sold by selected broker-dealers who have executed selling agreements with HIFSCO. Except as discussed below under Distribution Plans, HIFSCO bears all the expenses of providing services pursuant to the Underwriting Agreement including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature. The Fund bears the expenses of registering its shares with the SEC and qualifying them with state regulatory authorities. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (1) by the vote of a majority of the directors of the Company, including a majority of the directors who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any such party, or (2) by the vote of a majority of the outstanding voting securities of a Fund. HIFSCO is not obligated to sell any specific amount of shares of any Fund.

      HIFSCO is authorized by the Company to receive purchase and redemption orders on behalf of the Funds. HIFSCO is authorized to designate other intermediaries to receive purchase or redemption orders on the Fund's behalf. In these circumstances the Funds is deemed to have received a redemption or purchase order when an authorized broker or, if applicable, a broker's authorized designee receives the order. Such orders are priced at the Funds' net asset value next computed, including any applicable sales charges, after they are received by the authorized brokers or the broker's authorized designee and accepted by the Company.

      HIFSCO and its affiliates pay, out of their own assets, compensation to brokers, financial institutions and other persons for the sale and distribution of the Company's shares and/or for the servicing of those shares. These payments ("Additional Payments") are in addition to sales concessions (commissions) reallowed to dealers. These Additional Payments may take the form of: (1) "due diligence" payments for a broker's examination of the Funds and payments for providing extra employee training and information relating to the Funds, (2) "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers, (3) "finders" or "referral" fees for directing investors to the Funds, (4) "marketing support" fees for providing assistance in promoting the sale of the Funds' shares, and (5) payments for the sale of shares and/or the maintenance of share balances. In addition, HIFSCO and its affiliates make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to the shareholder servicing and processing fees paid by the Funds. The Additional Payments may be a specific dollar amount, may be based on the number of customer accounts maintained by a broker or financial institution, or may be based on a percentage of the value of shares sold to, or held by, customers of the brokers or financial institutions involved. Furthermore, and subject to NASD regulations, HIFSCO and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions in which participants may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. HIFSCO and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of brokers or financial institutions and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different broker-dealers or financial institutions, will not change the price an investor will pay for shares or the amount that a fund will receive from such sale. For the fiscal years ended December 31, 1999, and October 31, 2000, HIFSCO or its affiliates paid $6,615,683 and $ , , , respectively, in Additional Payments.

      The aggregate dollar amount of commissions received by the underwriter for the sale of shares for the last three fiscal years is as follows:

  YEAR      FRONT-END SALES        CDSC          AMOUNT         AMOUNT
  ----      ---------------        ----          ------         ------
             COMMISSIONS                         REALLOWED       RETAINED
             -----------                         ---------       --------
  1999
  Class A     $                $             $              $
  Class B     $                $                            $
  Class C     $                $             $              $
  Class Y             N/A           N/A            N/A             N/A
  1999
  Class A     $44,026,385      $    ---      $38,230,590    $5,795,795
  Class B             ---     $4,171,347           ---      $4,171,347
  Class C      $8,492,615      $327,446      $8,492,615       $327,446
  Class Y             N/A           N/A            N/A             N/A
  1998
  Class A     $29,655,287      $    ---      $24,801,860    $4,853,427
  Class B             ---     $1,823,536           ---      $1,823,536
  Class C      $1,167,150        $9,030      $1,167,150        $9,030
  Class Y             N/A           N/A            N/A            N/A

      Generally commissions are reallowed to broker-dealers as follows:

Funds other than Bond Income Strategy, High Yield or Money Market.

                              FRONT-END        FRONT-END
                             SALES CHARGE     SALES CHARGE    COMMISSION AS
                                 AS A             AS A        PERCENTAGE OF
AMOUNT OF PURCHASE          PERCENTAGE OF    PERCENTAGE OF    OFFERING PRICE
                            OFFERING PRICE       AMOUNT
                                                INVESTED

Less than $50,000               5.50%            5.82%            4.75%

$50,000 or more but less        4.50%            4.71%            4.00%
than $100,000

$100,000 or more but less       3.50%            3.63%            3.00%
than $250,000

$250,000 or more but less       2.50%            2.56%            2.00%
than $500,000

$500,000 or more but less       2.00%            2.04%            1.75%
than $1 million

$1 million or more                0%               0%               0%

The Bond Income Strategy Fund and High Yield Fund

                                FRONT-END        FRONT-END
                               SALES CHARGE     SALES CHARGE    COMMISSION AS
                                   AS A             AS A        PERCENTAGE OF
AMOUNT OF PURCHASE            PERCENTAGE OF    PERCENTAGE OF    OFFERING PRICE
                              OFFERING PRICE       AMOUNT
                                                  INVESTED

Less than $50,000                 4.50%            4.71%            3.75%

$50,000 or more but less          4.00%            4.17%            3.50%
than $100,000

$100,000 or more but less         3.50%            3.63%            3.00%
than $250,000

$250,000 or more but less         2.50%            2.56%            2.00%
than $500,000

$500,000 or more but less         2.00%            2.04%            1.75%
than $1 million

$1 million or more                  0%               0%               0%

      The Class A shares of the Money Market Fund do not collect an up-front sales charge.

      HIFSCO may pay up to the entire amount of the sales commission to particular broker-dealers. HIFSCO also may pay dealers of record commissions on purchases over $1 million an amount up to the sum of 1.0% of the first $4 million, plus 0.50% of the next $6 million, plus 0.25% of share purchases over $10 million. In addition, HIFSCO may provide compensation to dealers of record for certain shares purchased without a sales charge.

      HIFSCO pays commissions to dealers of up to 4% of the purchase price of Class B shares purchased through dealers and pays commissions to dealers of up to 2% of the purchase price of Class C shares purchased through dealers.

      HIFSCO's principal business address is 200 Hopmeadow Street, Simsbury, Connecticut 06070. HIFSCO was organized as a Delaware Corporation on December 9, 1996 and is an indirect wholly-owned subsidiary of The Hartford.

                               DISTRIBUTION PLANS

      The Company has adopted separate distribution plans (the "Plans") for Class A, Class B and Class C shares of each Fund pursuant to appropriate resolutions of the Company's Board of Directors in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rule of the NASD regarding asset based sales charges.

      CLASS A PLAN Pursuant to the Class A Plan, a Fund may compensate HIFSCO for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Class A shareholders. The expenses of a Fund pursuant to the Class A Plan are accrued on a fiscal year basis and may not exceed, with respect to the Class A shares of each Fund, the annual rate of 0.35% of the Fund's average daily net assets attributable to Class A shares. Up to 0.25% of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. All or any portion of this fee may be remitted to brokers who provide distribution or shareholder account services.

      CLASS B PLAN Pursuant to the Class B Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class B shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class B shares or provide maintenance and personal services to existing Class B shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class B Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class B Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class B shares.

      CLASS C PLAN Pursuant to the Class C Plan, a Fund may pay HIFSCO a fee of up to 1.00% of the average daily net assets attributable to Class C shares, 0.75% of which is a fee for distribution financing activities and 0.25% of which is for shareholder account services. All or any portion of such fees may be remitted to brokers who assist in the distribution of Class C shares or provide maintenance and personal services to existing Class C shareholders. HIFSCO will advance to dealers the first-year service fee at a rate equal to 0.25% of the amount invested. As compensation for such advance, HIFSCO may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible for additional service fees with respect to such shares commencing in the thirteenth month following purchase. Brokers may from time to time be required to meet certain other criteria in order to receive service fees. HIFSCO or its affiliates are entitled to retain all service fees payable under the Class C Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by HIFSCO or its affiliates for shareholder accounts. The Class C Plan also provides that HIFSCO will receive all contingent deferred sales charges attributable to Class C shares.

      GENERAL Distribution fees paid to HIFSCO may be spent on any activities or expenses primarily intended to result in the sale of the Company's shares including: (a) payment of initial and ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell each Fund's shares,
(b) compensation to employees of the Distributor, (c) compensation to and expenses, including overhead such as communications and telephone, training, supplies, photocopying and similar types of expenses, of HIFSCO incurred in the printing and mailing or other dissemination of all prospectuses and statements of additional information, (d) the costs of preparation, printing and mailing of reports used for sales literature and related expenses, advertisements and other distribution-related expenses (including personnel of HIFSCO) and for the provision of personal service and/or the maintenance of shareholder accounts. These plans are considered compensation type plans which means HIFSCO is paid the agreed upon fee regardless of HIFSCO's expenditures.

      In accordance with the terms of the Plans, HIFSCO provides to each Fund, for review by the Company's board of directors, a quarterly written report of the amounts expended under the respective Plans and the purpose for which such expenditures were made. In the board of directors' quarterly review of the Plans, they review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

      The Plans were adopted by a majority vote of the board of directors, including at least a majority of directors who are not, and were not at the time they voted, interested persons of the Fund as defined in the 1940 Act and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. In approving the Plans, the directors identified and considered a number of potential benefits which the Plans may provide including the potential to increase assets in order to benefit from economics of scale. The board of directors believes that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the directors in the manner described above. The Plans may not be amended to increase materially the amount to be spent for distribution without approval of the shareholders of the Fund affected thereby, and material amendments to the Plans must also be approved by the board of directors in the manner described above. A Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the directors who are not interested persons of the Fund and have no direct or indirect financial interest in the operations of the Plan, or by a vote of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund affected thereby. A Plan will automatically terminate in the event of its assignment (as defined in the 1940 Act).

      For the fiscal year ended October 31, 2000, the funds paid the 12b-1 fees listed below. The entire amount of these 12b-1 fees were paid to broker-dealers as compensation.

          FUND NAME                 CLASS A         CLASS B         CLASS C
Global Health Fund(1)                 $                $               $
Global Technology Fund(1)
Small Company Fund
Capital Appreciation Fund
MidCap Fund
International Opportunities Fund
Global Leaders Fund
Stock Fund
Growth and Income Fund
Dividend and Growth Fund
Advisers Fund
High Yield Fund
Bond Income Strategy Fund
Money Market Fund

(1)  Fund commenced operation May 1, 2000.

                        DETERMINATION OF NET ASSET VALUE

      The net asset value of the shares of all classes of each Fund is determined by Hartford Life Insurance Company, ("Hartford Life") an affiliate of The Hartford, in the manner described in the Funds' prospectuses. The Funds are closed for business and will not price their shares on the following business holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and other holidays observed by the New York Stock Exchange. Securities held by each Fund other than the Money Market Fund will be valued as follows: debt securities (other than short-term obligations) are valued on the basis of valuations furnished by an unaffiliated pricing service which determines valuations for normal institutional size trading units of debt securities. Short-term securities held in the Money Market Fund are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate market value. All other Funds' short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term investments with a maturity of more than 60 days when purchased are valued based on market quotations until the remaining days to maturity become less than 61 days. From such time until maturity, the investments are valued at amortized cost.

      Equity securities are valued at the last sales price reported on principal securities exchanges (domestic or foreign). If no sale took place on such day and in the case of certain equity securities traded over-the-counter, then such securities are valued at the mean between the bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate at the end of the reporting period. Options are valued at the last sales price; if no sale took place on such day, then options are valued at the mean between the bid and asked prices. Securities for which market quotations are not readily available and all other assets are valued in good faith at fair value by, or under guidelines established by, the Funds' board of directors.

      The net asset value per share of the Money Market Fund is determined by using the amortized cost method of valuing its portfolio instruments. Under the amortized cost method of valuation, an instrument is valued at cost and the interest payable at maturity upon the instrument is accrued as income, on a daily basis, over the remaining life of the instrument. Neither the amount of daily income nor the net asset value is affected by unrealized appreciation or depreciation of the portfolio's investments assuming the instrument's obligation is paid in full on maturity. In periods of declining interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be higher than a similar computation made using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the portfolio computed using amortized cost may tend to be lower than a similar computation made using a method of valuation based upon market prices and estimates. For all Funds, securities with remaining maturities of less than 60 days are valued at amortized cost, which approximates market value.

      The amortized cost method of valuation permits the Money Market Fund to maintain a stable $1.00 net asset value per share. The Company's board of directors periodically reviews the extent of any deviation from the $1.00 per share value that would occur if a method of valuation based on market prices and estimates were used. In the event such a deviation would exceed one-half of one percent, the board of directors will promptly consider any action that reasonably should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include selling portfolio securities prior to maturity, not declaring earned income dividends, valuing portfolio securities on the basis of current market prices, if available, or, if not available, at fair market value as determined in good faith by the board of directors, and (considered highly unlikely by management of the Company) redemption of shares in kind (i.e., portfolio securities).

      A Fund's maximum offering price per Class A share is determined by adding the maximum sales charge to the net asset value per share. A Fund's offering price per Class C share is determined by adding the initial sales charge to the net asset value per share. Class B, Class Y shares and the Class A shares of the Money Market Fund are offered at net asset value without the imposition of an initial sales charge.

                        PURCHASE AND REDEMPTION OF SHARES

      For information regarding the purchase of Fund shares, see "About Your Account -- Buying Shares" in the Funds' prospectuses.

      For a description of how a shareholder may have a Fund redeem his/her shares, or how he/she may sell shares, see "About Your Account -- Selling Shares" in the Funds' prospectuses.

      RIGHTS OF ACCUMULATION Each Fund offers to all qualifying investors Rights of Accumulation under which investors are permitted to purchase Class A shares of any Funds of the Company at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of all shares of any Funds of the Company and the current account value of certain annuity or variable life contracts issued by affiliates of The Hartford. These contracts currently include variable annuities and variable life insurance products where at least one Hartford-sponsored fund (other than a money market fund) is offered and the following fixed annuities: CRC, Saver, Saver Bonus and Harvester. The insurance contract must be owned by a natural person (not part of a group product). For purposes of the rights of accumulation program, the purchaser may include all shares owned by family members. A family member is a spouse, parent, grandparent, child, grandchild, brother, sister, step-family members and in-laws. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases. The Transfer Agent must be notified by you or your broker each time a qualifying purchase is made.

      LETTER OF INTENT Any person may qualify for a reduced sales charge on purchases of Class A shares made within a thirteen-month period pursuant to a Letter of Intent ("LOI"). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Company owned by the shareholder. Such value is determined based on the public offering price on the date of the LOI. During the term of an LOI, National Financial Data Services, Inc. ("NFDS"), the Company's transfer agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. An LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to NFDS an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within twenty days after a written request by NFDS pay such difference in sales charge, NFDS will redeem an appropriate number of escrowed shares in order to realize such difference. The Letter of Intent may be backdated up to 90 days. Additional information about the terms of the Letter of Intent are available from your registered representative or from NFDS at 1-888-843-7824.

      SYSTEMATIC WITHDRAWAL PLAN The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals only from Class A shares and Money Market Fund shares not subject to a CDSC (except as noted below) of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000.

Periodic checks of $50 per Fund or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

      Any income dividends or capital gains distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

      SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are potentially taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

      The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder, (2) upon receipt by the Fund of appropriate evidence of the shareholder's death, or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

      Special Redemptions. Although it would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Directors. When the shareholder sells portfolio securities received in this fashion, he would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. [The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the applicable Fund during any 90 day period for any one account.]

      DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

      Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, are subject to a CDSC at the rates set forth in the prospectuses as a percentage of the dollar amount subject to the CDSC. The charge is assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC is imposed on increases in account value above the initial purchase prices, including all shares derived from reinvestment of dividends or capital gains distributions.

      The amount of the CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      In determining whether a CDSC applies to a redemption, the calculation is determined in a manner that results in the lowest possible rate being charged. To determine whether a CDSC applies, the fund redeems shares in the following order: (1) shares acquired through reinvestment of dividends and capital gains distributions, (2) Class B shares held for over 6 years or Class C shares held over 1 year, (3) effective June 1, 2000, shares representing an increase over the original purchase cost, and (4) Class B shares held the longest during the six-year period.

      When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

      Proceeds from the CDSC are paid to the distributor and are used in whole or in part by the Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select selling brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

      The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to CDSC in the following cases:

      - to make Systematic Withdrawal Plan payments that are limited annually to no more than 12% of the value of the account at the time the plan is initiated,

      -     because of shareholder death or disability,

      -     because of the death or disability of the grantor of a living trust,

      - under reorganization, liquidation, merger or acquisition transactions involving other investment companies,

      -     for retirement plans under the following circumstances:

            (1)   to return excess contributions,

            (2)   hardship withdrawals as defined in the plan,

            (3) under a Qualified Domestic Relations Order as defined in the Internal Revenue Code,

            (4) to meet minimum distribution requirements under the Internal Revenue Code,

            (5) to make "substantially equal payments" as described in Section 72(t) of the Internal Revenue Code, and

            (6)   after separation from service.

SUSPENSION OF REDEMPTIONS

      A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the New York Stock Exchange (NYSE) is closed for other than customary weekends or holidays, or trading on the NYSE is restricted, or for any period during which an emergency exists as a result of which (1) disposal by a Fund of securities owned by it is not reasonably practicable, (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets, or (3) for such other periods as the Securities and Exchange Commission may permit for the protection of investors.

                             INVESTMENT PERFORMANCE

MONEY MARKET FUND

      In accordance with regulations prescribed by the SEC, the Company is required to compute the Money Market Fund's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share of the Money Market Fund at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis.

      The SEC also permits the Company to disclose the effective yield of the Money Market Fund for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

      For the seven-day period ending October 31, 2000, the Money Market Fund's annualized yield for Class A, Class B, Class C and Class Y shares was _.__%, _.__%, _.__% and _.__% respectively. For the same period, the effective yield for Class A, Class B, Class C and Class Y shares was _.__%, _.__%, _.__% and _.__% respectively.

      The yield on amounts held in the Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund, any defaults by issuers of instruments held by the Money Market Fund and its operating expenses.

OTHER FUNDS

      STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS Average annual total return quotations for Class A, Class B, Class C and Class Y shares are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:

                                P(1+T)(n) = ERV

Where:

P     =  a hypothetical initial           n     =  number of years
         payment of $1,000, less
         the maximum sales load           ERV   =  ending redeemable value of
         applicable to a Fund                      the hypothetical $1,000
                                                   initial payment made at
T     =  average annual total return               the beginning of the
                                                   designated period (or
                                                   fractional portion thereof)

      The computation above assumes that all dividends and distributions made by a Fund are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

      One of the primary methods used to measure performance is "total return." "Total return" normally represents the percentage change in value of a class of a Fund, or of a hypothetical investment in a class of a Fund, over any period up to the lifetime of the class. Unless otherwise indicated, total return calculations assume the deduction of the maximum sales charge and usually assume the reinvestment of all dividends and capital gains distributions and are expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return calculations that do not reflect the reduction of sales charges are higher than those that do reflect such charges.

      Total return percentages for periods longer than one year are usually accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result. In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size of a class of the Fund.

      Each Fund's average annual total return quotations and yield quotations as they may appear in the prospectuses, this SAI or in advertising are calculated by standard methods prescribed by the SEC unless otherwise indicated.

      NON-STANDARDIZED PERFORMANCE In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Returns are quoted for the same or different periods as those for which Standardized Return is quoted; they may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

      The charts below set forth certain standardized and non-standardized performance information periods ending on October 31, 2000 for the Class A, Class B, Class C and Class Y shares of each Fund. Past performance is no guarantee and is not necessarily indicative of future performance of the shares. The actual annual returns for the shares may vary significantly from the past and future performance. Investment returns and the value of the shares will fluctuate in response to market and economic conditions as well as other factors and shares, when redeemed, may be worth more or less than their original cost. Total returns are based on capital changes plus reinvestment of all distributions for the time periods noted in the charts below. Total return of the shares would have been lower without the expense limitation effected by HIFSCO. Returns shown that include sales charges reflect the maximum sales charges and are standardized average annual quotations, returns which do not include sales charges are non-standardized returns.

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y Shares of the SMALL COMPANY FUND

(Date of Inception: Class A, Class B and Class Y Shares, July 22, 1996;
                    Class C Shares, July 31, 1998):

                            One Year                Since Inception
                   --------------------------  --------------------------
                   Total Return  Total Return  Total Return  Total Return
                   ------------  ------------  ------------  ------------
                    (excluding    (including    (excluding    (including
                      sales         sales         sales         sales
                     charge)       charge)       charge)       charge)
 Class A Shares         %             %             %             %
 Class B Shares         %             %             %             %
 Class C Shares         %             %             %             %
 Class Y Shares         %             %             %             %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the CAPITAL APPRECIATION FUND

(Date of Inception: Class A, Class B and Class Y Shares, July 22, 1996; Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the MIDCAP FUND

(Date of Inception: Class A, Class B and Class Y Shares, December 31, 1997; Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              $              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the INTERNATIONAL OPPORTUNITIES FUND

(Date of Inception: Class A, Class B and Class Y Shares, July 22, 1996;
                  Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the GLOBAL LEADERS FUND

(Date of Inception: September 30, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the STOCK FUND

(Date of Inception: Class A, Class B and Class Y Shares, July 22, 1996; Class C Share, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the GROWTH AND INCOME FUND

(Date of Inception: Class A, Class B and Class Y Shares, April 30, 1998; Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the DIVIDEND AND GROWTH FUND

(Date of Inception: Class A, Class B and Class Y Shares, July 22, 1996; Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the ADVISERS FUND

(Date of Inception: Class A, Class B and Class Y Shares, July 22, 1996; Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the HIGH YIELD FUND

(Date of Inception: September 30, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B, Class C and Class Y

Shares of the BOND INCOME STRATEGY FUND

(Date of Inception: Class A, Class B and Class Y Shares, July 22, 1996; Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

Average annual total return based on the value of a $1,000 Investment in the Class A, Class B and Class Y

 Shares of the MONEY MARKET FUND

(Date of Inception: Class A and Class Y Shares, July 22, 1996; Class B Shares, August 22, 1997; Class C Shares, July 31, 1998):

                             One Year                  Since Inception
                   ---------------------------   ---------------------------
                   Total Return   Total Return   Total Return   Total Return
                    (excluding     (including     (excluding     (including
                      sales          sales          sales          sales
                     charge)        charge)        charge)        charge)
                   ------------   ------------   ------------   ------------
 Class A Shares         %              %              %              %
 Class B Shares         %              %              %              %
 Class C Shares         %              %              %              %
 Class Y Shares         %              %              %              %

      Funds for which no performance information is shown did not have a full year of operations prior to October 31, 2000.

      Each Fund may also publish its distribution rate and/or its effective distribution rate. A Fund's distribution rate is computed by dividing the most recent monthly distribution per share annualized, by the current net asset value per share. A Fund's effective distribution rate is computed by dividing the distribution rate by the ratio used to annualize the most recent monthly distribution and reinvesting the resulting amount for a full year on the basis of such ratio. The effective distribution rate will be higher than the distribution rate because of the compounding effect of the assumed reinvestment. A Fund's yield is calculated using a standardized formula, the income component of which is computed from the yields to maturity of all debt obligations held by the Fund based on prescribed methods (with all purchases and sales of securities during such period included in the income calculation on a settlement date basis), whereas the distribution rate is based on a Fund's last monthly distribution. A Fund's monthly distribution tends to be relatively stable and may be more or less than the amount of net investment income and short-term capital gain actually earned by the Fund during the month (see "Dividends, Capital Gains and Taxes" in the Funds' Prospectus).

      Other data that may be advertised or published about each Fund include the average portfolio quality, the average portfolio maturity and the average portfolio duration.

      STANDARDIZED YIELD QUOTATIONS The yield of a class is computed by dividing the class's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the class on the last day of such base period in accordance with the following formula:

                                     a-b
                                 2[(-----) + 1)(6) - 1]
                                     cd
Where:

a = net investment income earned during the period attributable to the subject class

b =      net expenses accrued for the period attributable to the subject class

c = the average daily number of shares of the subject class outstanding during the period that were entitled to receive dividends

d =      the maximum offering price per share of the subject

      Net investment income will be determined in accordance with rules established by the SEC. The price per share of Class A shares will include the maximum sales charge imposed on purchases of Class A shares which decreases with the amount of shares purchased, and the price per share of Class C shares will include the sales charge imposed on purchases of Class C shares.

      For the thirty-day period ended December 31, 1999, the Bond Income Strategy Fund's 30-day yield for Class A, Class B, Class C and Class Y was %, %, % and % respectively. For that same period, the 30-day yield for the Class A, Class B, Class C and Class Y shares of the High Yield Fund was %, %, % and % respectively.

      GENERAL INFORMATION From time to time, the Funds may advertise their performance compared to similar funds using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

      The Standard & Poor's MidCap 400 Index is designed to represent price movements in the mid cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, liquidity and industry representation. None of the companies in the S&P 400 overlap with those in the S&P 500 Index or the S&P 600 Index. Decisions about stocks to be included and deleted are made by the Committee which meets on a regular basis. S&P 400 stocks are weighted by market capitalization; each stock influences the Index in proportion to its relative market capitalization. REITs are not eligible for inclusion.

      The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. Stock Market.

      The Standard and Poor's Small Cap 600 index is designed to represent price movements in the small cap U.S. equity market. It contains companies chosen by the Standard & Poors Index Committee for their size, industry characteristics, and liquidity. None of the companies in the S&P 600 overlap with the S&P 500 or the S&P 400 (MidCap Index). The S&P 600 is weighted by market capitalization. REITs are not eligible for inclusion.

      The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks.

      The Lehman Government Bond Index is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, bonds and foreign targeted issues are not included in the Lehman Government Index.

      The Lehman Government/Corporate Bond Index is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the Lehman Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

      The Russell 2000 Index represents the bottom two thirds of the largest 3000 publicly traded companies domiciled in the U.S. Russell uses total market capitalization to sort its universe to determine the companies that are included in the Index. Only common stocks are included in the Index. REITs are eligible for inclusion.

      The Russell 2500 Index is a market value-weighted, unmanaged index showing total return (i.e., principal changes with income) in the aggregate market value of 2,500 stocks of publicly traded companies domiciled in the United States. The Index includes stocks traded on the New York Stock Exchange and the American Stock Exchange as well as in the over-the-counter market.

      The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The EAFE Index is typically shown weighted by the market capitalization. However, EAFE is also available weighted by Gross Domestic Product (GDP). These weights are modified on July 1st of each year to reflect the prior year's GDP. Indices with dividends reinvested constitute an estimate of total return arrived at by reinvesting one twelfth of the month end yield at every month end. The series with net dividends reinvested take into account those dividends net of withholding taxes retained at the source of payment.

      The Lehman Brothers High Yield BB Index is a measure of the market value of public debt issues with a minimum par value of $100 million and rated Ba1-Ba3 by Moody's. All bonds within the index are U.S. dollar denominated, non-convertible and have at least one year remaining to maturity.

      The Goldman Sachs Healthcare Index is a modified capitalization weighted index of selected companies covering a broad range of healthcare and related businesses. Individual holdings are capped at 7.5% at each semi -annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of October 31, 2000 there were __ names in the Index.

      The Goldman Sachs Technology Index is a modified capitalization weighted index of selected companies covering the entire spectrum of the technology industry. Individual holdings are capped at 8.5% at each semi-annual reconstitution date and must be listed on the New York Stock Exchange, American Stock Exchange or National Association of Securities Dealers Automated Quotation (NASDAQ) System. As of October 31, 2000 there were ___ names in the Index.

      In addition, from time to time in reports and promotions: (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, (b) Morningstar, Inc., another widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or (c) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other statistics such as GNP, and net import and export figures derived form governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute), may be used to illustrate investment attributes to the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of the Fund's performance; (5) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (6) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historic performance or current or potential value with respect to the particular industry or sector.

      Each Fund's investment performance may be advertised in various financial publications, newspapers, magazines.

      From time to time the Company may publish the sales of shares of one or more of the Funds on a gross or net basis and for various periods of time, and compare such sales with sales similarly reported by other investment companies.

      The Funds' annual and semi-annual reports also contain additional performance information. These reports are distributed to all current shareholders and will be made available to potential investors upon request and without charge.

                                      TAXES

FEDERAL TAX STATUS OF THE FUNDS

The following discussion of the federal tax status of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action.

      Each Fund is treated as a separate taxpayer for federal income tax purposes. The Company intends for each Fund to elect to be treated as a regulated investment company under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code") and to qualify as a regulated investment company each year. If each Fund continues to qualify as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which the Company intends to do), then under the provisions of Subchapter M, each Fund should have little or no income taxable to it under the Code.

      Each Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of each Fund's gross income must be derived from dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies; and (2) at the close of each quarter of each Fund's taxable year,
(a) at least 50% of the value of each Fund's total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of each Fund may consist of such other securities of any one issuer, and each Fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) each Fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities) [or of two or more issuers that are controlled by the Fund that are engaged in the same or similar trades or businesses or related trades or businesses].

      [distributes to its shareholders at least 90% of its net investment income (including for this purpose its net realized short-term capital gains) and 90% of its tax-exempt interest income (reduced by certain expenses), the Fund will not be liable for federal income taxes to the extent that its net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders.]

[To avoid a 4% excise tax, a Fund must declare, no later than December 31 and distribute no later than the following January 31, at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net long term and short term capital gains for the 1-year period ending generally on October 31 of such calendar year.]

      Investment income received from sources within foreign countries, or capital gains earned by the Funds investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. The United States has entered into tax treaties with many foreign countries that entitle the Funds to a reduced rate of tax or exemption from tax on this related income and gains. The effective rate of foreign tax cannot be determined at this time since the amount of these Funds' assets to be invested within various countries is not now known. The Company intends that the Funds seek to operate so as to qualify for treaty-reduced rates of tax when applicable.

      In addition, if a Fund qualifies as a regulated investment company under the Code, if certain distribution requirements are satisfied, and if more than 50% of the Fund's total assets at the close of the taxable year consists of securities of foreign corporations [issuers? foreign governments?], the Company may elect, for U.S. federal income tax purposes, to treat foreign income taxes paid by the Fund that can be treated as income taxes under U.S. income tax principles as paid by its shareholders. The International Capital Appreciation Fund and the International Small Company Fund each anticipates that it may qualify for and make this election in most, but not necessarily all, of its taxable years. If a Fund makes such an election, an amount equal to the foreign income taxes paid by the Fund would be included in the income of its shareholders and the shareholders are entitled to credit their portions of this amount against their U.S. tax liabilities, if any, or to deduct those portions from their U.S. taxable income, if any. Shortly after any year for which it makes such an election, the Company will report to the shareholders of each Fund, in writing, the amount per share of foreign tax that must be included in each shareholder's gross income and the amount that will be available as a deduction or credit. Shareholders must itemize their deductions in order to deduct foreign taxes. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.

      A Fund's transactions in options contracts and futures contracts are subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses of the Fund. These rules (1) could affect the character, amount and timing of distributions to shareholders of a Fund, (2) could require the Fund to "mark to market" certain types of the positions in its portfolio (that is, treat them as if they were closed out) and (3) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes described above. The Company seeks to monitor transactions of each Fund, seeks to make the appropriate tax elections on behalf of the Fund and seeks to make the appropriate entries in the Fund's books and records when the Fund acquires any option, futures contract or hedged investment, to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

      If for any taxable year a Fund fails to qualify as a regulated investment company, all of its taxable income will be subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders) and distributions to its shareholders will constitute ordinary income (including dividends derived from interest on tax-exempt obligations) to the extent of such Fund's available earnings and profits.

      As of October 31, 2000, the following Funds have capital loss carryforwards as indicated below. The capital loss carry over is available to offset future realized capital gains to the extent provided in the Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

                                                               EXPIRATION
    FUND                            AMOUNT                   DATES: OCTOBER 31,
Fund                              $1,___,___                      2008

Fund                              $1,___,___                      2008

Fund                              $1,___,___                      2008

Fund                              $1,___,___                      2008

Fund                              $1,___,___                      2008

      If a Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election requires the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash. Any Fund that acquires stock in foreign corporations may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability.

      Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions which generally treats such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income.

      Each Fund that invests in certain PIKs, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the Fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash. However, because each Fund must distribute all, or substantially all, of its net income to shareholders to qualify as a regulated investment company, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

      The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a Fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

      A Fund may recognize gain with respect to appreciated stock, debt, and partnership interests upon entering into short sales, offsetting notional principal contracts, futures contracts, forward contracts, and option contracts with respect to the same or substantially identical property.

SHAREHOLDER TAXATION

The following discussion of certain federal income tax issues of shareholders of the Funds is a general and abbreviated summary based on tax laws and regulations in effect on the date of this statement of additional information. Tax law is subject to change by legislative, administrative or judicial action. The following discussion relates solely to U.S. federal income tax law as applicable to U.S. taxpayers (e.g., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates). The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, banks and other financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

      As a general rule, a shareholder's gain or loss on a sale or redemption of shares of a Fund is a long-term capital gain or loss if the shareholder has held the shares for more than one year. The gain or loss is a short-term capital gain or loss if the shareholder has held the shares for one year or less.

      A Fund's net realized long-term capital gains are distributed as described in the prospectuses. The distributions ("capital gain dividends"), if any, are taxable to a shareholder of a Fund as long-term capital gains, regardless of how long a shareholder has held the shares, and will be designated as capital gain dividends in a written notice mailed by the Company to the shareholders of the Fund after the close of the Fund's prior taxable year. If a shareholder receives a capital gain dividend with respect to any share of a Fund, and if the share is sold before it has been held by the shareholder for six months or less, then any loss on the sale or exchange of the share, to the extent of the capital gain dividend, will be treated as a long-term capital loss. Investors considering buying shares of a Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the dividend or distribution payment will generally be a taxable dividend or distribution payment.

      Special rules contained in the Code apply when a shareholder of a Fund sells shares through a redemption or exchange within 90 days of purchase and subsequently acquires shares of a Fund on which a sales charge normally is imposed without paying a sales charge in accordance with the exchange privilege described in the prospectuses. In these cases, any gain on the disposition of the shares of the Fund is increased, or loss decreased, by the amount of the sales charge paid when the shares were acquired, and that amount will increase the adjusted basis of the shares of the Fund subsequently acquired. In addition, if shares of a Fund are purchased within 30 days of redeeming shares at a loss, the loss is not deductible and instead increases the basis of the newly purchased shares.

      If a shareholder of a Fund fails to furnish the Company with a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that the shareholder is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (1) taxable dividends and distributions from the Fund and
(2) the proceeds of any redemptions of shares of the Fund (other than the Money Market Fund). An individual's taxpayer identification number is his or her social security number. The 31% backup withholding tax is not an additional tax and may be credited against a taxpayer's regular federal income tax liability.

      Distributions from a Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, are generally taxable to shareholders as described in the Funds' prospectus whether taken in shares or in cash. Distributions, if any, in excess of such earnings and profits usually constitute a return of capital, which first reduces an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) generally gives rise to capital gains. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash.

      At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

      Upon a redemption of shares of a Fund (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon his basis in his shares. Such gain or loss is treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, is taxed depending upon the shareholder's tax holding period for the shares. A sales charge paid in purchasing shares of a Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. Such disregarded load results in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange is disallowed to the extent the shares disposed of are replaced with shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of (such as pursuant to an election to reinvest dividends or capital gain distributions automatically). In such a case, the basis of the shares acquired is adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less is treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

      For purposes of the dividends received deduction available to corporations, dividends received by a Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for federal income tax purposes (for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend and distributed and designated by the Fund) may be treated as qualifying dividends. The holding period for dividends on preferred stock is 91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend. Corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund in order to qualify for the deduction and, if they borrow to acquire such shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise deductible amount, is included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

                              PRINCIPAL UNDERWRITER

      HIFSCO, the investment manager of each Fund, also serves as the principal underwriter. HIFSCO is located at 200 Hopmeadow Street, Simsbury, Connecticut 06070.

                                    CUSTODIAN

      Portfolio securities of each Fund are held pursuant to a Custody Agreement between the Company and State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

                             TRANSFER AGENT SERVICES

      National Financial Data Services, Inc., 330 W. 9th Street, Kansas City, MO 64105, is the transfer agent for each Fund.

                         INDEPENDENT PUBLIC ACCOUNTANTS

      The audited financial statements included in the annual report to shareholders and the financial highlights included in the prospectuses have been audited by Arthur Andersen LLP, independent public accountants, and have been included in such report and prospectuses in reliance upon the report of that firm given upon the authority of the firm as experts in accounting and auditing. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                                OTHER INFORMATION

      The Hartford has granted the Company the right to use the name, "The Hartford" or "Hartford", and has reserved the right to withdraw its consent to the use of such name by the Company and the Funds at any time, or to grant the use of such name to any other company.

                  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

      The financial statements and financial highlights of the Company as of and for the year ended October 31, 2000, together with the notes thereto and report of Arthur Andersen LLP, independent public accountants, contained in the Company's annual report, as filed with the Securities and Exchange Commission, are incorporated into this SAI by reference to the annual report.

                                  APPENDIX A

      The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.

RATING OF BONDS

      MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")

      Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

      Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever earning any real investment standing.

      STANDARD AND POOR'S CORPORATION ("STANDARD & POOR'S")

      AAA - Bonds rated AAA are the highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

      A - Bonds rated A have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the considerable investment strength but are not entirely free from adverse effects of changes in circumstances and economic conditions than debt in the highest rated categories.

      BBB - Bonds rated BBB and regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category then in higher rated categories.

      BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RATING OF COMMERCIAL PAPER

      Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top two grades of Moody's, Standard & Poor's, Duff & Phelps, Fitch Investor Services and Thomson Bank Watch or other NRSROs (nationally recognized statistical rating organizations) rating services and will be an eligible security under Rule 2a-7.

      MOODY'S

      Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

      Issuers rated Not Prime do not fall within any of the Prime rating categories.

      STANDARD & POOR'S

      The relative strength or weakness of the following factors determines whether the issuer's commercial paper is rated A-1 or A-2.

      -     Liquidity ratios are adequate to meet cash requirements.

      Liquidity ratios are basically as follows, broken down by the type of issuer:

            Industrial Company: acid test ratio, cash flow as a percent of current liabilities, short-term debt as a percent of current liabilities, short-term debt as a percent of current assets.

            Utility: current liabilities as a percent of revenues, cash flow as a percent of current liabilities, short-term debt as a percent of capitalization.

            Finance Company: current ratio, current liabilities as a percent of net receivables, current liabilities as a percent of total liabilities.

      - The long-term senior debt rating is "A" or better; in some instances "BBB" credits may be allowed if other factors outweigh the "BBB".

      - The issuer has access to at least two additional channels of borrowing.

      - Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

      - Typically, the issuer's industry is well established and the issuer has a strong position within its industry.

      -     The reliability and quality of management are unquestioned.

                                  APPENDIX B

       HIGHER RISK INVESTMENTS AND INVESTMENT PRACTICES AND TECHNIQUES

The following table shows each Fund's investment limitations with respect to certain higher risk investments and investment practices and techniques as a percentage of assets.


LEGEND

30 A number indicates the maximum percentage of total assets that the Fund is permitted to invest in that practice or type of security. A number in italics indicates the maximum percentage of net assets.

[X] A bold check mark means that there is no policy limitation on the Fund's usage of that practice or type of security, and that the Fund may be currently using that practice or investing in that type of security.

[X] A think check mark means that the Fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.

[X] An "x" means that the Fund is not permitted to use that practice or invest in that type of security.

Chart 1

------------------------------------------------------------------------------------------------------------------------
                                                                           Global
                                                           Global        Financial   Global       Global        Small
                                                       Communication     Services    Health    Technology     Company
------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES AND TECHNIQUES
------------------------------------------------------------------------------------------------------------------------
Borrowings and Reverse Repurchase Agreements
------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
------------------------------------------------------------------------------------------------------------------------
Securities Lending
------------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box
------------------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments
------------------------------------------------------------------------------------------------------------------------
Illiquid Investments
------------------------------------------------------------------------------------------------------------------------
Restricted Securities (including illiquid Rule
144A securities)
------------------------------------------------------------------------------------------------------------------------
Liquid Restricted Rule 144A Securities
------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES
------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------
Equity Securities of Foreign Issuers
------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers
------------------------------------------------------------------------------------------------------------------------
American, European and Global Depository Receipts
------------------------------------------------------------------------------------------------------------------------
REITs
------------------------------------------------------------------------------------------------------------------------
Warrants and Stock Purchase Rights
------------------------------------------------------------------------------------------------------------------------
Investment Company Securities (including World
Equity Benchmark Shares and Standard & Poor's
Depository Receipts)
------------------------------------------------------------------------------------------------------------------------
Government Securities
------------------------------------------------------------------------------------------------------------------------
Taxable Municipal Debt Securities
------------------------------------------------------------------------------------------------------------------------
Tax-Free Municipal Debt Securities
------------------------------------------------------------------------------------------------------------------------
Municipal Obligation Components
------------------------------------------------------------------------------------------------------------------------
Investment Grade Debt Securities
------------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities
------------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Government Issuers
------------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Corporate Issuers
------------------------------------------------------------------------------------------------------------------------
Zero Coupon Debt Securities
------------------------------------------------------------------------------------------------------------------------
Bank Obligations
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                           Global
                                                           Global        Financial   Global       Global        Small
                                                       Communication     Services    Health    Technology     Company
------------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES AND CONTRACTS
------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans
------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------
Multiple Class Mortgage Backed-Securities
------------------------------------------------------------------------------------------------------------------------
Privately Issued Mortgage Backed Securities
------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Options on Securities and Indices
------------------------------------------------------------------------------------------------------------------------
Yield Curve Options
------------------------------------------------------------------------------------------------------------------------
Structured and Indexed Debt Securities
------------------------------------------------------------------------------------------------------------------------
Stock Index Futures Contracts and Options Thereon
------------------------------------------------------------------------------------------------------------------------
Interest Rate Futures Contracts and Options Thereon
------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls
------------------------------------------------------------------------------------------------------------------------
CURRENCY TRANSACTIONS AND SWAPS
------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts
------------------------------------------------------------------------------------------------------------------------
Currency Options and Futures Contracts
------------------------------------------------------------------------------------------------------------------------
Currency Swaps
------------------------------------------------------------------------------------------------------------------------
Currency Cross-Hedging
------------------------------------------------------------------------------------------------------------------------
Interest Rate Swaps
------------------------------------------------------------------------------------------------------------------------
Interest Rate Caps, Floors and Collars
------------------------------------------------------------------------------------------------------------------------
Mortgage Swaps
------------------------------------------------------------------------------------------------------------------------
Equity Swaps
------------------------------------------------------------------------------------------------------------------------

Chart 2

---------------------------------------------------------------------------------------------------------------------
                                                          Capital        MidCap     International    International
                                                       Appreciation                   Small Cap         Capital
                                                                                                     Appreciation
---------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES AND TECHNIQUES
---------------------------------------------------------------------------------------------------------------------
Borrowings and Reverse Repurchase Agreements
---------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
---------------------------------------------------------------------------------------------------------------------
Securities Lending
---------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box
---------------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments
---------------------------------------------------------------------------------------------------------------------
Illiquid Investments
---------------------------------------------------------------------------------------------------------------------
Restricted Securities (including illiquid Rule 144A
securities)
---------------------------------------------------------------------------------------------------------------------
Liquid Restricted Rule 144A Securities
---------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES
---------------------------------------------------------------------------------------------------------------------
Equity Securities
---------------------------------------------------------------------------------------------------------------------
Equity Securities of Foreign Issuers
---------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers
---------------------------------------------------------------------------------------------------------------------
American, European and Global Depository Receipts
---------------------------------------------------------------------------------------------------------------------
REITs
---------------------------------------------------------------------------------------------------------------------
Warrants and Stock Purchase Rights
---------------------------------------------------------------------------------------------------------------------
Investment Company Securities (including World
Equity Benchmark Shares and Standard & Poor's
Depository Receipts)
---------------------------------------------------------------------------------------------------------------------
Government Securities
---------------------------------------------------------------------------------------------------------------------
Taxable Municipal Debt Securities
---------------------------------------------------------------------------------------------------------------------
Tax-Free Municipal Debt Securities
---------------------------------------------------------------------------------------------------------------------
Municipal Obligation Components
---------------------------------------------------------------------------------------------------------------------
Investment Grade Debt Securities
---------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities
---------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Government Issuers
---------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Corporate Issuers
---------------------------------------------------------------------------------------------------------------------
Zero Coupon Debt Securities
---------------------------------------------------------------------------------------------------------------------
Bank Obligations
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                                     International
                                                          Capital        MidCap     International       Capital
                                                       Appreciation                   Small Cap      Appreciation
---------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES AND CONTRACTS
---------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
---------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans
---------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations
---------------------------------------------------------------------------------------------------------------------
Multiple Class Mortgage Backed-Securities
---------------------------------------------------------------------------------------------------------------------
Privately Issued Mortgage Backed Securities
---------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities
---------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
---------------------------------------------------------------------------------------------------------------------
Options on Securities and Indices
---------------------------------------------------------------------------------------------------------------------
Yield Curve Options
---------------------------------------------------------------------------------------------------------------------
Structured and Indexed Debt Securities
---------------------------------------------------------------------------------------------------------------------
Stock Index Futures Contracts and Options Thereon
---------------------------------------------------------------------------------------------------------------------
Interest Rate Futures Contracts and Options Thereon
---------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls
---------------------------------------------------------------------------------------------------------------------
CURRENCY TRANSACTIONS AND SWAPS
---------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts
---------------------------------------------------------------------------------------------------------------------
Currency Options and Futures Contracts
---------------------------------------------------------------------------------------------------------------------
Currency Swaps
---------------------------------------------------------------------------------------------------------------------
Currency Cross-Hedging
---------------------------------------------------------------------------------------------------------------------
Interest Rate Swaps
---------------------------------------------------------------------------------------------------------------------
Interest Rate Caps, Floors and Collars
---------------------------------------------------------------------------------------------------------------------
Mortgage Swaps
---------------------------------------------------------------------------------------------------------------------
Equity Swaps
---------------------------------------------------------------------------------------------------------------------

Chart 3

------------------------------------------------------------------------------------------------------------------------
                                                       International     Leaders    MidCap Value  Large Cap     Large
                                                       Opportunities                                Value     Cap Focus
------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES AND TECHNIQUES
------------------------------------------------------------------------------------------------------------------------
Borrowings and Reverse Repurchase Agreements
------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
------------------------------------------------------------------------------------------------------------------------
Securities Lending
------------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box
------------------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments
------------------------------------------------------------------------------------------------------------------------
Illiquid Investments
------------------------------------------------------------------------------------------------------------------------
Restricted Securities (including illiquid Rule 144A
securities)
------------------------------------------------------------------------------------------------------------------------
Liquid Restricted Rule 144A Securities
------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES
------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------
Equity Securities of Foreign Issuers
------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers
------------------------------------------------------------------------------------------------------------------------
American, European and Global Depository Receipts
------------------------------------------------------------------------------------------------------------------------
REITs
------------------------------------------------------------------------------------------------------------------------
Warrants and Stock Purchase Rights
------------------------------------------------------------------------------------------------------------------------
Investment Company Securities (including World
Equity Benchmark Shares and Standard & Poor's
Depository Receipts)
------------------------------------------------------------------------------------------------------------------------
Government Securities
------------------------------------------------------------------------------------------------------------------------
Taxable Municipal Debt Securities
------------------------------------------------------------------------------------------------------------------------
Tax-Free Municipal Debt Securities
------------------------------------------------------------------------------------------------------------------------
Municipal Obligation Components
------------------------------------------------------------------------------------------------------------------------
Investment Grade Debt Securities
------------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities
------------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Government Issuers
------------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Corporate Issuers
------------------------------------------------------------------------------------------------------------------------
Zero Coupon Debt Securities
------------------------------------------------------------------------------------------------------------------------
Bank Obligations
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                       International     Leaders    MidCap Value  Large Cap     Large
                                                       Opportunities                                Value     Cap Focus
------------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES AND CONTRACTS
------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans
------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------
Multiple Class Mortgage Backed-Securities
------------------------------------------------------------------------------------------------------------------------
Privately Issued Mortgage Backed Securities
------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Options on Securities and Indices
------------------------------------------------------------------------------------------------------------------------
Yield Curve Options
------------------------------------------------------------------------------------------------------------------------
Structured and Indexed Debt Securities
------------------------------------------------------------------------------------------------------------------------
Stock Index Futures Contracts and Options Thereon
------------------------------------------------------------------------------------------------------------------------
Interest Rate Futures Contracts and Options Thereon
------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls
------------------------------------------------------------------------------------------------------------------------
CURRENCY TRANSACTIONS AND SWAPS
------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts
------------------------------------------------------------------------------------------------------------------------
Currency Options and Futures Contracts
------------------------------------------------------------------------------------------------------------------------
Currency Swaps
------------------------------------------------------------------------------------------------------------------------
Currency Cross-Hedging
------------------------------------------------------------------------------------------------------------------------
Interest Rate Swaps
------------------------------------------------------------------------------------------------------------------------
Interest Rate Caps, Floors and Collars
------------------------------------------------------------------------------------------------------------------------
Mortgage Swaps
------------------------------------------------------------------------------------------------------------------------
Equity Swaps
------------------------------------------------------------------------------------------------------------------------

Chart 4

------------------------------------------------------------------------------------------------------------------------
                                                         Stock        Focus    U.S. Growth     Growth &     Dividend &
                                                                      Growth                    Income        Growth
------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES AND TECHNIQUES
------------------------------------------------------------------------------------------------------------------------
Borrowings and Reverse Repurchase Agreements
------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
------------------------------------------------------------------------------------------------------------------------
Securities Lending
------------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box
------------------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments
------------------------------------------------------------------------------------------------------------------------
Illiquid Investments
------------------------------------------------------------------------------------------------------------------------
Restricted Securities (including illiquid Rule 144A
securities)
------------------------------------------------------------------------------------------------------------------------
Liquid Restricted Rule 144A Securities
------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES
------------------------------------------------------------------------------------------------------------------------
Equity Securities
------------------------------------------------------------------------------------------------------------------------
Equity Securities of Foreign Issuers
------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers
------------------------------------------------------------------------------------------------------------------------
American, European and Global Depository Receipts
------------------------------------------------------------------------------------------------------------------------
REITs
------------------------------------------------------------------------------------------------------------------------
Warrants and Stock Purchase Rights
------------------------------------------------------------------------------------------------------------------------
Investment Company Securities (including World
Equity Benchmark Shares and Standard & Poor's
Depository Receipts)
------------------------------------------------------------------------------------------------------------------------
Government Securities
------------------------------------------------------------------------------------------------------------------------
Taxable Municipal Debt Securities
------------------------------------------------------------------------------------------------------------------------
Tax-Free Municipal Debt Securities
------------------------------------------------------------------------------------------------------------------------
Municipal Obligation Components
------------------------------------------------------------------------------------------------------------------------
Investment Grade Debt Securities
------------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities
------------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Government Issuers
------------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Corporate Issuers
------------------------------------------------------------------------------------------------------------------------
Zero Coupon Debt Securities
------------------------------------------------------------------------------------------------------------------------
Bank Obligations
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                         Stock        Focus    U.S. Growth     Growth &     Dividend &
                                                                      Growth                    Income        Growth
------------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES AND CONTRACTS
------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans
------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations
------------------------------------------------------------------------------------------------------------------------
Multiple Class Mortgage Backed-Securities
------------------------------------------------------------------------------------------------------------------------
Privately Issued Mortgage Backed Securities
------------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
------------------------------------------------------------------------------------------------------------------------
Options on Securities and Indices
------------------------------------------------------------------------------------------------------------------------
Yield Curve Options
------------------------------------------------------------------------------------------------------------------------
Structured and Indexed Debt Securities
------------------------------------------------------------------------------------------------------------------------
Stock Index Futures Contracts and Options Thereon
------------------------------------------------------------------------------------------------------------------------
Interest Rate Futures Contracts and Options Thereon
------------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls
------------------------------------------------------------------------------------------------------------------------
CURRENCY TRANSACTIONS AND SWAPS
------------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts
------------------------------------------------------------------------------------------------------------------------
Currency Options and Futures Contracts
------------------------------------------------------------------------------------------------------------------------
Currency Swaps
------------------------------------------------------------------------------------------------------------------------
Currency Cross-Hedging
------------------------------------------------------------------------------------------------------------------------
Interest Rate Swaps
------------------------------------------------------------------------------------------------------------------------
Interest Rate Caps, Floors and Collars
------------------------------------------------------------------------------------------------------------------------
Mortgage Swaps
------------------------------------------------------------------------------------------------------------------------
Equity Swaps
------------------------------------------------------------------------------------------------------------------------

Chart 5

----------------------------------------------------------------------------------------------------------------------
                                                       Advisers      High Yield      Bond Income      Money Market
                                                                                      Strategy
----------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES AND TECHNIQUES
----------------------------------------------------------------------------------------------------------------------
Borrowings and Reverse Repurchase Agreements
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements
----------------------------------------------------------------------------------------------------------------------
Securities Lending
----------------------------------------------------------------------------------------------------------------------
Short Sales Against the Box
----------------------------------------------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments
----------------------------------------------------------------------------------------------------------------------
Illiquid Investments
----------------------------------------------------------------------------------------------------------------------
Restricted Securities (including illiquid Rule 144A
securities)
----------------------------------------------------------------------------------------------------------------------
Liquid Restricted Rule 144A Securities
----------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES

----------------------------------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------------------------------
Equity Securities of Foreign Issuers
----------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers
----------------------------------------------------------------------------------------------------------------------
American, European and Global Depository Receipts
----------------------------------------------------------------------------------------------------------------------
REITs
----------------------------------------------------------------------------------------------------------------------
Warrants and Stock Purchase Rights
----------------------------------------------------------------------------------------------------------------------
Investment Company Securities (including World
Equity Benchmark Shares and Standard & Poor's
Depository Receipts)
----------------------------------------------------------------------------------------------------------------------
Government Securities
----------------------------------------------------------------------------------------------------------------------
Taxable Municipal Debt Securities
----------------------------------------------------------------------------------------------------------------------
Tax-Free Municipal Debt Securities
----------------------------------------------------------------------------------------------------------------------
Municipal Obligation Components
----------------------------------------------------------------------------------------------------------------------
Investment Grade Debt Securities
----------------------------------------------------------------------------------------------------------------------
Lower-Rated Debt Securities
----------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Government Issuers
----------------------------------------------------------------------------------------------------------------------
Debt Securities of Foreign Corporate Issuers
----------------------------------------------------------------------------------------------------------------------
Zero Coupon Debt Securities
----------------------------------------------------------------------------------------------------------------------
Bank Obligations
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                       Advisers      High Yield      Bond Income      Money Market
                                                                                      Strategy
----------------------------------------------------------------------------------------------------------------------
DERIVATIVE SECURITIES AND CONTRACTS
----------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------------------
Adjustable Rate Mortgage Loans
----------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations
----------------------------------------------------------------------------------------------------------------------
Multiple Class Mortgage Backed-Securities
----------------------------------------------------------------------------------------------------------------------
Privately Issued Mortgage Backed Securities
----------------------------------------------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities
----------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities
----------------------------------------------------------------------------------------------------------------------
Options on Securities and Indices
----------------------------------------------------------------------------------------------------------------------
Yield Curve Options
----------------------------------------------------------------------------------------------------------------------
Structured and Indexed Debt Securities
----------------------------------------------------------------------------------------------------------------------
Stock Index Futures Contracts and Options Thereon
----------------------------------------------------------------------------------------------------------------------
Interest Rate Futures Contracts and Options Thereon
----------------------------------------------------------------------------------------------------------------------
Mortgage Dollar Rolls
----------------------------------------------------------------------------------------------------------------------
CURRENCY TRANSACTIONS AND SWAPS
----------------------------------------------------------------------------------------------------------------------
Forward Foreign Currency Exchange Contracts
----------------------------------------------------------------------------------------------------------------------
Currency Options and Futures Contracts
----------------------------------------------------------------------------------------------------------------------
Currency Swaps
----------------------------------------------------------------------------------------------------------------------
Currency Cross-Hedging
----------------------------------------------------------------------------------------------------------------------
Interest Rate Swaps
----------------------------------------------------------------------------------------------------------------------
Interest Rate Caps, Floors and Collars
----------------------------------------------------------------------------------------------------------------------
Mortgage Swaps
----------------------------------------------------------------------------------------------------------------------
Equity Swaps
----------------------------------------------------------------------------------------------------------------------

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

            a.          Articles of Incorporation(1)

            b.          By-Laws(1)

            c.          Not Applicable

            d.(i)       Form of Investment Advisory Agreement(1)

            d.(ii)      Form of Sub-Advisory Agreement(1)

            d.(iii) Investment Management Agreement with Hartford Investment Financial Services Company(3)

            d.(iv) Investment Sub-Advisory Agreement with Wellington Management Company LLP(3)

            d.(v) Investment Services Agreement with The Hartford Investment Management Company(3)

            d.(vi) Form of Amendment Number 1 to Investment Management Agreement(4)

            d.(vii) Form of Amendment Number 1 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP(4)

            d.(viii) Form of Amendment Number 2 to Investment Management Agreement(5)

            d.(ix) Form of Amendment Number 2 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP(5)

            d.(x) Form of Amendment Number 1 to Investment Services Agreement with The Hartford Investment Management Company(8)

            d.(xi) Form of Amendment Number 3 to Investment Management Agreement(8)

--------
(1) Incorporated herein by reference to Registrant's Initial Registration Statement Filed on April 9, 1996.

(2) Incorporated herein by reference to Registrant's Pre-Effective Amendment #1 Filed on June 27, 1996.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment #3 Filed on June 20, 1997.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment #4 Filed on October 16, 1997.

(5) Incorporated herein by reference to Registrant's Post-Effective Amendment #5 Filed on February 6, 1998.

(6) Incorporated herein by reference to Registrant's Post-Effective Amendment #6 Filed on April 24, 1998.

(7) Incorporated herein by reference to Registrant's Post-Effective Amendment #7 Filed on May 13, 1998.

(8) Incorporated herein by reference to Registrant's Post-Effective Amendment #9 Filed on July 15, 1998.

(9) Incorporated herein by reference to Registrant's annual report to shareholders filed pursuant to Rule 30b2-1 of the Investment Company Act of 1940 on March 9, 2000.

(10) Incorporated herein by reference to Registrant's NSAR-B Filed on February 28, 2000.

(11) Incorporated herein by reference to Registrant's Post-Effective Amendment #12 Filed on April 26, 1999.

(12) Incorporated herein by reference to Registrant's Post-Effective Amendment #13 Filed on February 2, 2000.

(13) Incorporated herein by reference to Registrant's Post-Effective Amendment #15 Filed on April 28, 2000.

(14) Incorporated herein by reference to Registrant's Post-Effective Amendment #16 Filed on August 10, 2000.

            d.(xii) Form of Amendment Number 3 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP(8)

            d.(xiii) Form of Amendment Number 4 to Investment Management Agreement(12)

            d.(xiv) Form of Amendment Number 4 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP(12)

            d.(xv) Form of Amendment Number 5 to Investment Management Agreement(14)

            d.(xvi) Form of Amendment Number 5 to Sub-Advisory Agreement between Hartford Investment Financial Services Company and Wellington Management Company LLP(14)

            d.(xvii)    Form of Amendment Number 6 to Investment Management
                        Agreement

            d.(xviii)   Form of Amendment Number 6 to Sub-Advisory Agreement
                        between Hartford Investment Financial Services Company and Wellington Management Company LLP

            e.(i)       Form of Principal Underwriting Agreement(1)

            e.(ii)      Form of Dealer Agreement with the Distributor(2)

            e.(iii) Form of Amendment Number 1 to Principal Underwriting Agreement(4)

            e.(iv) Form of Amendment Number 2 to Principal Underwriting Agreement(5)

            e.(v) Form of Amendment Number 3 to Principal Underwriting Agreement(8)

            e.(vi) Form of Amendment Number 4 to Principal Underwriting Agreement(12)

            e.(vii) Form of Amendment Number 5 to Principal Underwriting Agreement(14)

            e.(viii) Form of Amendment Number 6 to Principal Underwriting Agreement

            f.          Not Applicable

            g.(i)       Form of Custodian Agreement(2)

            g.(ii)      Form of Amendment Number 1 to Custodian Agreement(4)

            g.(iii)     Form of Amendment Number 2 to Custodian Agreement(5)

            g.(iv)      Form of Amendment Number 3 to Custodian Agreement(8)

            g.(v)       Form of Amendment Number 4 to Custodian Agreement(12)

            g.(vi)      Form of Letter Amendment to Custodian Agreement(14)

            g.(vii)     Form of Letter Amendment to Custodian Agreement

            h.(i)       Form of Transfer Agency and Service Agreement(2)

            h.(ii) Form of Amendment Number 1 to Transfer Agency and Service Agreement(4)

            h.(iii) Form of Amendment Number 2 to Transfer Agency and Service Agreement(5)

            h.(iv) Form of Amendment Number 3 to Transfer Agency and Service Agreement(7)

                        Agreement(7)

            h.(v) Form of Amendment Number 4 to Transfer Agency and Service Agreement(8)

            h.(vi) Form of Amendment Number 5 to Transfer Agency and Service Agreement(12)

            h.(vii) Form of Amendment Number 6 to Transfer Agency and Service Agreement(14)

            h.(viii) Form of Amendment Number 7 to Transfer Agency and Service Agreement

            i.          Opinion and Consent of Counsel

            j. Consent of Independent Public Accountants [To be filed by amendment]

            k.          Not Applicable

            l.          Not Applicable

            m.(i)       Form of Rule 12b-1 Distribution Plan for Class A
                        Shares(1)

            m.(ii)      Form of Rule 12b-1 Distribution Plan for Class B
                        Shares(1)

            m.(iii)     Form of Rule 12b-1 Distribution Plan for Class C
                        Shares(7)

            m.(iv) Form of Amended Rule 12b-1 Distribution Plan for Class A Shares(4)

            m.(v) Form of Amended Rule 12b-1 Distribution Plan for Class B Shares(4)

            m.(vi) Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares(5)

            m.(vii) Form of Amendment Number 1 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares(5)

            m.(viii) Form of Amendment Number 2 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares(8)

            m.(ix) Form of Amendment Number 2 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares(8)

            m.(x) Form of Amendment Number 1 to Rule 12b-1 Distribution Plan for Class C Shares(8)

            m.(xi) Form of Amendment Number 3 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares(12)

            m.(xii) Form of Amendment Number 3 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares(12)

            m.(xiii) Form of Amendment Number 2 to Rule 12b-1 Distribution Plan for Class C Shares(12)

            m.(xiv) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares(14)


            m.(xv) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class B Shares(14)

            m.(xvi) Form of Amendment Number 3 to Rule 12b-1 Distribution Plan for Class C Shares(14)

            m.(xvii)    Form of Amendment Number 5 to Amended and Restated Rule
                        12b-1 Distribution Plan for Class A Shares
            m.(xviii)   Form of Amendment Number 5 to Amended and Restated Rule
                        12b-1 Distribution Plan for Class B Shares

            m.(xix) Form of Amendment Number 4 to Rule 12b-1 Distribution Plan for Class C Shares

            n.          Not Applicable

            o.(i)       Form of Rule 18f-3 Plan(1)

            o.(ii)      Form of Amended Rule 18f-3 Plan(4)

            o.(iii) Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan(5)

            o.(iv) Form of Amended and Restated Rule 18f-3 Plan to Add Class C Shares(7)

            o.(v) Form of Amendment Number 1 to Amended and Restated Rule 18f-3 Plan which added Class C Shares(8)

            o.(vi) Form of Amendment Number 2 to Amended and Restated Rule 18f-3 Plan which added Class C Shares(12)

            o.(vii) Form of Amendment Number 3 to Amended and Restated Rule 18f-3 Plan which added Class C Shares(14)

            o.(viii) Form of Amendment Number 4 to Amended and Restated Rule 18f-3 Plan which added Class C Shares

            p.(i) Code of Ethics of HL Investment Advisors LLC and Hartford Investment Management Company(13)

            p.(ii)      Code of Ethics of Hartford Securities Distribution
                        Company(13)

            p.(iii)     Code of Ethics of Wellington Management Company LLP(13)

            q.          Power of Attorney(13)

Item 24. Persons controlled by or under Common Control with Registrant

         As of May 1, 2001, the persons directly or indirectly controlled by or under common control with the Fund include _______. _______ is organized under the laws of ________ and owns _% of the voting securities.

         [include chart]

Item 25. Indemnification

         Incorporated herein by reference to Article V of the Articles of Incorporation filed with Registrant's initial registration statement on April 9, 1996.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

         Hartford Investment Financial Services Company serves as investment adviser to each of the portfolios included in this Registration Statement.

                                  Position with Hartford
                                  Investment Financial
Name                              Services Company               Other Business
----                              ----------------               --------------
Lowndes A. Smith                  President and                  President and Chief Executive Officer of
                                  Chief Executive Officer        Hartford Life, Inc. ("H.L. Inc.")(1)

Thomas M. Marra                   Executive Vice                 Chief Operating Officer of H.L. Inc.
                                  President-Sales and
                                  Distribution

David Znamierowski                Senior Vice                    Chief Investment Officer of H.L. Inc.
                                  President-Investments

Peter W. Cummins                  Senior Vice President-Sales    Senior Vice President of H.L. Inc.
                                  and Distribution

Andrew W. Kohnke                  Senior Vice                    Managing Director of Hartford Investment
                                  President-Investments          Management Company ("HIMCO")(2)

Christine H. Repasy               Senior Vice President,         General Counsel of H.L. Inc.
                                  Secretary and General
                                  Counsel

David Foy                         Senior Vice President and      Chief Financial Officer of H.L. Inc.
                                  Treasurer

George R. Jay                     Controller                     Assistant Vice President of H.L. Inc.

David N. Levenson                 Vice President                 Vice President of H.L. Inc.


David A. Carlson                  Vice President and Director    Vice President and Director of Taxes of
                                  of Taxes                       H.L. Inc.

Mark E. Hunt                      Vice President                 Vice President of Hartford Life
                                                                 Insurance Company ("HLIC")(1)

------------
(1) The principal business address for H.L. Inc. is 200 Hopmeadow Street, Simsbury, CT 06089.

(2) The principal business address for HIMCO is 55 Farmington Avenue, Hartford, CT 06105.

Item 27. Principal Underwriters

         Hartford Investment Financial Services Company ("HIFSCO") is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. HIFSCO is the principal underwriter for no other investment companies.

         The directors and principal officers of HIFSCO and their position with the Registrant are set forth below:

Name and Principal                                                                      Position and Offices
 Business Address*                    Positions and Offices with Underwriter               with Registrant
 -----------------                    --------------------------------------               ---------------
Lowndes A. Smith                      President and Chief Executive Officer             Chairman of the Board

Thomas M. Marra                       Executive Vice President-Sales and Distribution   Vice President

David Znamierowski                    Senior Vice President-Investments                 President

Peter W. Cummins                      Senior Vice President-Sales and Distribution      Vice President

Andrew W. Kohnke                      Senior Vice President-Investments                 Vice President

Christine H. Repasy                   Senior Vice President, Secretary and General      None
                                      Counsel

David Foy                             Senior Vice President-Treasurer                   None

George R. Jay                         Controller                                        Treasurer and Controller

David N. Levenson                     Vice President                                    None

David A. Carlson                      Vice President and Director of Taxes              None

Mark E. Hunt                          Vice President                                    None

--------------
     *Principal business address is 200 Hopmeadow Street, Simsbury, CT  06089

Item 28. Location of Accounts and Records

         Books or other documents required to be maintained by the Registrant by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 and the Registrant's transfer agent, National Financial Data Services, 330 West 9th Street, Kansas City, MO 64105. Registrant's financial ledgers and other corporate records are maintained at its offices at the Hartford Life Insurance Companies, 200 Hopmeadow Street, Simsbury, CT 06089.

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of February, 2001.


                                        THE HARTFORD MUTUAL FUNDS, INC.


                                        By:             *
                                           ----------------------------
                                              David M. Znamierowski
                                              Its: President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE                                   TITLE                               DATE
---------                                   -----                               ----

              *
------------------------------          President                          February 13, 2001
David M. Znamierowski                   (Chief Executive Officer
                                        & Director)
              *
------------------------------          Controller & Treasurer             February 13, 2001
George R. Jay                           (Chief Accounting Officer &
                                        Chief Financial Officer)
              *
------------------------------          Director                           February 13, 2001
Robert J. Clark

              *
------------------------------          Director                           February 13, 2001
Winifred E. Coleman

              *
------------------------------          Director                           February 13, 2001
William A. O'Neill

              *
------------------------------          Director                           February 13, 2001
Millard H. Pryor, Jr.


------------------------------          Director                           February 13, 2001
Lowndes A. Smith

              *
------------------------------          Director                           February 13, 2001
John K. Springer


  /s/ Kevin J. Carr                                                        February 13, 2001
------------------------------
* By Kevin J. Carr
     Attorney-in-fact

                                  EXHIBIT INDEX


Exhibit No.
-----------

d.(xvii)    Form of Amendment Number 6 to Investment Management Agreement

d.(xviii)   Form of Amendment Number 6 to Sub-Advisory Agreement between
            Hartford Investment Financial Services Company and Wellington
            Management Company LLP

e.(viii)    Form of Amendment Number 6 to Principal Underwriting Agreement

g.(vii)     Form of Letter Amendment to Custodian Agreement

h.(viii)    Form of Amendment Number 7 to Transfer Agency and Service Agreement

i.          Opinion and Consent of Counsel

m.(xvii) Form of Amendment Number 5 to Amended and Restated Rule 12b-1 Distribution Plan for Class A Shares

m.(xviii)   Form of Amendment Number 5 to Amended and Restated Rule 12b-1
            Distribution Plan for Class B Shares

m.(xix) Form of Amendment Number 4 to Amended and Restated Rule 12b-1 Distribution Plan for Class C Shares

o.(viii) Form of Amendment Number 4 to Amended and Restated Rule 18f-3 Plan which added Class C Shares